Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams

INSURED QUALITY (NQI)

INSURED OPPORTUNITY (NIO)

PREMIER INSURED INCOME (NIF)

INSURED PREMIUM INCOME 2 (NPX)

SEMIANNUAL REPORT/APRIL 30, 1997

Photographic image of couple walking on beach.

     CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 11  Commonly used terms
 13  Portfolio of investments
 63  Statement of net assets
 64  Statement of operations
 65  Statement of changes in net assets
 67  Notes to financial statements
 76  Financial highlights

Dear shareholder
"Shareholders continue to enjoy very attractive current yields generated by portfolios of quality bonds." Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen. It is my pleasure to report to you on the performance of Nuveen's exchange-traded funds. Over the past year, shareholders in these funds were rewarded with attractive tax-free income. A hallmark of Nuveen's fixed-income investments, this dependable tax-free income makes these funds an excellent choice for those seeking a stable addition to their core investment portfolio. To safeguard our shareholders' interests, Nuveen continues to work to find ways to protect this level of income through changing market conditions.
  The funds' sound performance came during a year of volatility in the municipal bond market, including a mid-year decline and a post-election rally. However, by continuing to seek out undervalued bonds in sectors and regions we believe are fundamentally strong, we were able to generate very attractive current yields for shareholders while also preserving capital.
  As of April 30, 1997, shareholders in the funds covered in this report were receiving annual tax-free yields on net asset value that ranged from 6.25% to 6.56%. To match these attractive yields, investors in the 36% federal income tax bracket would have had to earn at least 9.77% on taxable alternatives.

  During the same period, three of the funds outperformed the benchmark Lehman Brothers Municipal Bond Index, which posted a 6.66% return. Over the past year, the funds generated total returns, including reinvested dividends and capital gains (if any) and changes in net asset value, of 6.59% to 7.45%, equivalent to taxable total returns of 10.34% to 11.15% for investors in the 36% tax bracket. The level of these returns gains added significance when viewed in the context of bond market results for the past year, which reflect the rather flat performance of 1996 and the concern over Federal Reserve deliberations in early 1997.
  Nuveen has recently made significant and exciting additions to the investment options we offer --that make it easier to keep more of what you earn. We introduced three new equity and balanced funds for investors seeking both long-term growth and current income. Further, Nuveen's municipal bond fund selection is now one of the largest in the industry, since our merger with Flagship Resources, Inc., a highly regarded sponsor of fixed-income mutual funds. As a Nuveen shareholder, this merger offers you even greater access to the municipal market.
  For more complete information regarding Nuveen investment products, including charges and expenses, call Nuveen at (800) 257-8787, or contact your financial adviser for a prospectus. Please read the information carefully before you invest.
     On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments. You can continue to depend on us for high-quality investment products that withstand the test of time. We look forward to serving you in the future.

Sincerely,



Timothy R. Schwertfeger
Chairman of the Board
June 12, 1997

Answering your questions
Tom Spalding, head of Nuveen's portfolio management team, reviews recent events in the municipal market and offers insights into the strategies Nuveen uses to manage your funds

How would you summarize the bond market over the past 12 months?

Throughout the past year, mixed economic reports produced conflicting interest rate and inflation forecasts, which caused investors to view the markets with alternating enthusiasm and uncertainty. In late 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. The early months of 1997 saw a re-emergence of talk about inflation, and the markets continue to keep a close eye on the Federal Reserve to see how seriously it regards such talk.
  Over much of the past 12 months, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a potential stock market correction, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types during the past year. Only recently have we begun to see some evidence that investors are evaluating the effect of the huge run-up in stock prices and are rebalancing their portfolios by gradually shifting some assets from stocks into bonds.
  The actions of the Federal Reserve also continue to play a role in bond market performance. Although the Fed altered interest rates only once in 1996, at the very beginning of the year, anticipation of further moves kept the markets restless. With one rate increase approved already in March of this year, the concern about potential changes in monetary policy--and the effect of such changes on the markets--continues in 1997.

What strategies did you use to add value during this market?

The fluctuations of 1996 created specific inefficiencies in the market, enabling Nuveen to uncover and take advantage of price discrepancies to improve fund portfolios. For example, we were able to enhance the durability of the funds' dividends by purchasing bonds with longer call protection. These bonds were priced similarly to those with shorter calls as interest rates began to rise in 1996, creating a value investing opportunity. As rates moved down during the year, the bonds with longer call protection then appreciated in value more than those with shorter calls.

What role does research play in helping you achieve the funds' objectives?

As an integral part of our portfolio management strategy, Nuveen Research provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. To track individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, housing). Specialization by sector enables our Research teams to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

What is the current economic outlook?

The economy in the second quarter has grown at a slower pace than during the first quarter, however, the growth still may be at a level that exceeds the Federal Reserve's long-term targets. Interest rates on 30-year Treasuries have moved in a range of between 6.65% to 7.20% over the past several months, and expectations are that this range of rates may continue through the third quarter.
  Of course, that's a short-term outlook. By following a disciplined value strategy and depending on fundamental research, the long-term outlook for our municipal bond funds--and for Nuveen shareholders--is very good. We will continue to look for opportunities in sectors like healthcare and public power and in regions like the Midwest and the Sun Belt. And will continue to identify bonds that are structured in ways that make them attractive through a complete interest rate cycle.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on develop ments in the municipal market.

NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.

NQI

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. The fund also paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      5/13/96    $0.0820
      6/12/96    $0.0820
      7/11/96    $0.0820
      8/13/96    $0.0820
      9/11/96    $0.0820
     10/10/96    $0.0820
     11/13/96    $0.0820
     12/11/96    $0.0820                                     $0.0709
      1/13/97    $0.0820
      2/12/97    $0.0820
      3/12/97    $0.0820
      4/11/97    $0.0820
  FUND HIGHLIGHTS 4/30/97
   Yield                                       6.56%
   Taxable-equivalent yield                   10.25%
   Annual total return on NAV                  6.59%
   Taxable-equivalent total return            10.34%
   Share price                               $15.00
   NAV                                       $15.15
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.

NIO

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. The fund also paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      5/13/96    $0.0820
      6/12/96    $0.0820
      7/11/96    $0.0820
      8/13/96    $0.0820
      9/11/96    $0.0820
     10/10/96    $0.0820
     11/13/96    $0.0820
     12/11/96    $0.0820                                    $0.0240
      1/13/97    $0.0820
      2/12/97    $0.0820
      3/12/97    $0.0820
      4/11/97    $0.0820

  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.45%
   Taxable-equivalent yield                  10.08%
   Annual total return on NAV                 7.38%
   Taxable-equivalent total return           11.15%
   Share price                              $15.25
   NAV                                      $15.24
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.

NIF

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. This dividend has remained stable for the last 53 months.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      5/13/96    $0.0780
      6/12/96    $0.0780
      7/11/96    $0.0780
      8/13/96    $0.0780
      9/11/96    $0.0780
     10/10/96    $0.0780
     11/13/96    $0.0780
     12/11/96    $0.0780
      1/13/97    $0.0780
      2/12/97    $0.0780
      3/12/97    $0.0780
      4/11/97    $0.0780

  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.29%
   Taxable-equivalent yield                   9.83%
   Annual total return on NAV                 6.88%
   Taxable-equivalent total return           10.44%
   Share price                              $14.875
   NAV                                      $15.30
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2

NPX

The Fund's monthly tax-free dividend was increased during the 12 months ended
April 30, 1997. Common shareholders continue to benefit from the Fund's leveraged structure.

12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
      5/13/96    $0.0595
      6/12/96    $0.0595
      7/11/96    $0.0595
      8/13/96    $0.0595
      9/18/96    $0.0595
     10/10/96    $0.0595
     11/13/96    $0.0605
     12/11/96    $0.0605
      1/13/97    $0.0605
      2/12/97    $0.0605
      3/12/97    $0.0605
      4/11/97    $0.0605
  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.25%
   Taxable-equivalent yield                   9.77%
   Annual total return on NAV                 7.45%
   Taxable-equivalent total return           10.73%
   Share price                              $11.625
   NAV                                      $12.90

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, April 30, 1997) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annual ized yield on share price. In this report, the tax rate is assumed to be 36% for shareholders, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended April 30, 1997. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED QUALITY MUNICIPAL FUND, INC. (NQI)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ALABAMA - 1.1%
     $ 8,500,000   The Special Care Facilities Financing Authority of the
                    City of Birmingham-Medical Center East, Health
                    Care Facility Revenue Refunding Bonds, Medical
                    Center East, Series 1986 (Birmingham, Alabama),
                    7.250%, 7/01/15                                          Aaa      6/97 at 102     $ 8,692,440
-----------------------------------------------------------------------------------------------------------------
                   ALASKA - 1.6%
       7,785,000   Alaska Housing Finance Corporation, Insured
                    Mortgage Program Bonds, 1990 First Series,
                    7.800%, 12/01/30                                         Aa1     12/00 at 102       7,836,459
       5,000,000   Municipality of Anchorage, Alaska, Senior Lien
                    Refunding Electric Revenue Bonds, 1989,
                    7.125%, 6/01/06                                          Aaa      6/99 at 102       5,335,450
-----------------------------------------------------------------------------------------------------------------
                   ARIZONA - 5.3%
       5,000,000   City of Phoenix (Arizona), Civic Improvement
                    Corporation, Wastewater System Lease Revenue
                    Bonds, Series 1993, 6.125%, 7/01/23
                    (Pre-refunded to 7/01/03)                                AAA      7/03 at 102       5,409,050
      10,000,000   Industrial Development Authority of The County of
                    Pima (Arizona), Health Care System Revenue
                    Bonds, Carondelet Health Services, Inc., St. Joseph's
                    and St. Mary's Hospitals and Health Centers Issue,
                    Series 1991, 6.750%, 7/01/16                             Aaa      7/01 at 102      10,729,000
      10,000,000   Business Development Finance Corporation, Tucson
                    (Arizona), Local Development Lease Revenue
                    Refunding Bonds, Series 1992, 6.250%, 7/01/08            Aaa      7/02 at 102      10,559,600
      15,250,000   City of Tucson, Arizona, Water System Revenue
                    Bonds, Series 1991, 7.100%, 7/01/18
                    (Pre-refunded to 7/01/01)                                Aaa      7/01 at 102      16,874,278
-----------------------------------------------------------------------------------------------------------------
                   ARKANSAS - 2.4%
       9,810,000   Arkansas Development Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1995 Series B
                    (Mortgage-Backed Securities Program),
                    6.700%, 7/01/27 (Alternative Minimum Tax)                AAA      7/05 at 102      10,109,892
                   Pope County, Arkansas, Solid Waste Disposal
                    Revenue Bonds, Series 1991 (Arkansas Power &
                    Light Company Project):
       6,400,000    8.000%, 1/01/21 (Alternative Minimum Tax)                BBB      1/01 at 102       6,959,744
       2,250,000    8.000%, 1/01/21 (Alternative Minimum Tax)                Aaa      1/01 at 102       2,477,160
-----------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 7.8%
       5,500,000   California Statewide Communities Development
                    Authority, Certificates of Participation, The Salk
                    Institute for Biological Studies, San Diego,
                    California, 6.200%, 7/01/24                              AAA      7/04 at 102       5,605,270
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   CALIFORNIA (CONTINUED)
    $ 10,000,000   Certificates of Participation (1991 Financing
                    Project), County of Alameda, California, Alameda
                    County Public Facilities Corporation,
                    6.000%, 9/01/21                                          Aaa      9/06 at 102    $ 10,132,000
      12,695,000   Antioch Area Public Facilities Financing Agency,
                    Community Facilities District No. 1989-1,
                    Series 1993 Special Tax Bonds, 5.000%, 8/01/18           Aaa      8/02 at 102      11,426,516
       5,000,000   Inland Empire Solid Waste Financing Authority,
                    Revenue Bonds, 1996 Series B (Landfill
                    Improvement Financing Project), 6.000%, 8/01/16
                    (Alternative Minimum Tax)                                Aaa      8/06 at 102       5,017,700
      18,560,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A, Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    5.000%, 7/01/21                                          Aaa      7/03 at 100      16,520,070
       6,910,000   Ontario Redevelopment Financing Authority (San
                    Bernardino County, California), 1993 Revenue
                    Bonds (Ontario Redevelopment Project No. 1),
                    5.850%, 8/01/22                                          Aaa      8/03 at 102       7,067,686
       8,500,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 11
                    (Noise Insulation Program), 6.250%, 5/01/26
                    (Alternative Minimum Tax)                                Aaa      5/05 at 101       8,702,470
-----------------------------------------------------------------------------------------------------------------
                   COLORADO - 3.0%
                   Colorado Health Facilities Authority, Insured
                    Hospital Revenue Bonds (PSL Healthcare System
                    Project), Series 1991A:
       5,000,000    7.250%, 2/15/16 (Pre-refunded to 2/15/01)                Aaa      2/01 at 102       5,513,200
       4,500,000    6.250%, 2/15/21 (pre-refunded to 2/15/01)                Aaa      2/01 at 102       4,807,440
       2,505,000   Adams County, Colorado, Single Family Revenue
                    Bonds, 1991 Series A-2, 8.700%, 6/01/12                  Aaa      6/01 at 103       2,721,382
       5,630,000   E-470 Public Highway Authority, Arapahoe County,
                    Colorado, Capital Improvement Trust Fund
                    Highway Revenue Bonds (E-470 Project), Vehicle
                    Registration Fee Bonds, 6.150%, 8/31/26                  Aaa      8/05 at 103       5,841,238
          20,000   Arapahoe County, Colorado, GNMA Collateralized
                    Single Family Mortgage Revenue Bonds,
                    Series 1988A, 8.200%, 8/01/14 (Alternative
                    Minimum Tax)                                             AAA      8/98 at 102          20,801
       3,540,000   Castle Pines Metropolitan District, Douglas County,
                    Colorado, General Obligation Refunding and
                    Improvement Bonds, Series 1990, 7.625%, 12/01/15         Aaa     12/00 at 102       3,916,125
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   COLORADO (CONTINUED)
      $  230,000   El Paso County, Colorado, Colorado Local Single
                    Family Mortgage Revenue Bonds, 1990 Series A,
                    7.850%, 9/01/09 (Alternative Minimum Tax)                AAA      9/00 at 102      $  240,948
       1,330,000   Jefferson County, Colorado, Single Family Revenue
                    Refunding Bonds, Series 1991A, 8.875%, 10/01/13          Aaa      4/01 at 103       1,423,406
-----------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 2.0%
      15,450,000   District of Columbia (Washington, D.C.), General
                    Obligation Bonds (Series 1990B), 7.500%, 6/01/10
                    (Pre-refunded to 6/01/00)                                Aaa      6/00 at 102      16,939,071
-----------------------------------------------------------------------------------------------------------------
                   FLORIDA - 1.4%
      11,240,000   Florida Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, 1994 Series B,
                    6.650%, 7/01/26 (Alternative Minimum Tax)                Aaa      7/04 at 102      11,588,440
-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 0.4%
       2,930,000   Georgia Residential Finance Authority, Single Family
                    Mortgage Bonds, 1988 Series C (FHA Insured or
                    VA Guaranteed Mortgage Loans), 8.300%, 12/01/19
                    (Alternative Minimum Tax)                                AA+     12/98 at 103       2,966,977
-----------------------------------------------------------------------------------------------------------------
                   HAWAII - 2.8%
       6,130,000   Department of Budget and Finance of the State of
                    Hawaii, Special Purpose Revenue Bonds (Hawaiian
                    Electric Company, Inc. and Subsidiaries Projects),
                    Series 1992, 6.550%, 12/01/22 (Alternative
                    Minimum Tax)                                             Aaa     12/02 at 103       6,414,309
      16,180,000   Department of Budget and Finance of the State of
                    Hawaii, Special Purpose Revenue Bonds (Hawaii
                    Electric Company, Inc. and Subsidiaries Projects),
                    Series 1996A, 6.200%, 5/01/26 (Alternative
                    Minimum Tax)                                             Aaa      5/06 at 101      16,512,175
-----------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 8.0%
      18,880,000   Illinois Health Facilities Authority, FHAInsured
                    Mortgage Revenue Bonds, Series 1996 (Sinai
                    Health System), 6.000%, 2/15/24                          Aaa      2/06 at 102      18,959,862
       5,000,000   Central Lake County Joint Action Water Agency, Lake
                    County, Illinois, Water Revenue Bonds, Series 1991,
                    7.000%, 5/01/20 (Pre-refunded to 5/01/01)                Aaa      5/01 at 102       5,489,550
      10,000,000   City of Chicago, General Obligation Bonds, Project
                    Series 1995, 6.125%, 1/01/16                             Aaa      7/05 at 102      10,211,400
       6,000,000   City of Chicago, Chicago-O'Hare International
                    Airport, General Airport Second Lien Revenue
                    Refunding Bonds, 1994 Series A, 6.375%, 1/01/12          Aaa      1/05 at 102       6,372,900
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
     $ 6,280,000   Public Building Commission of Chicago (Illinois),
                    Building Revenue Bonds, Series A of 1990 (Board
                    of Education of the City of Chicago),
                    7.125%, 1/01/15                                          Aaa      1/00 at 102     $ 6,877,668
      10,325,000   Public Building Commission of Chicago (Illinois),
                    Building Revenue Bonds, Series A of 1993 (Board
                    of Education of the City of Chicago),
                    5.750%, 12/01/18                                         Aaa     12/03 at 102      10,155,257
         425,000   City of Moline, Illinois, City of Rock Island, Illinois,
                    City of Urbana, Illinois, Single Family Mortgage
                    Revenue Bonds (GNMA Mortgage-Backed
                    Securities Program), Series 1990, 8.050%, 8/01/23
                    (Alternative Minimum Tax)                                Aaa      8/00 at 102         447,304
       7,700,000   Board of Trustees of Southern Illinois University,
                    Southern Illinois University Medical Facilities
                    System Revenue Bonds, Series 1977,
                    5.875%, 4/01/23                                          Aaa      4/07 at 102       7,648,872
-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 6.5%
       9,050,000   Indiana Development Finance Authority,
                    Environmental Revenue Bonds, Series 1993B (PSI
                    Energy, Inc.), 5.750%, 2/15/28 (Alternative
                    Minimum Tax)                                             Aaa      2/03 at 102       8,751,531
       2,530,000   Indiana Housing Finance Authority, Residential
                    Mortgage Bonds, 1988 Series R-A, 8.375%, 1/01/20
                    (Alternative Minimum Tax)                                 Aa  1/99 at 102 1/2       2,626,697
       9,500,000   Indiana Housing Finance Authority, Single Family
                    Mortgage Revenue Bonds (GNMA Collateralized
                    Home Mortgage Program), 1990 Series C,
                    7.800%, 1/01/22 (Alternative Minimum Tax)                Aaa      7/00 at 102       9,966,830
       6,000,000   Jasper County, Indiana, Collateralized Pollution
                    Control Refunding Revenue Bonds (Northern
                    Indiana Public Service Company Project),
                    Series 1991, 7.100%, 7/01/17                             Aaa      7/01 at 102       6,501,060
       9,645,000   Marion County Convention and Recreational
                    Facilities Authority (Indiana), Excise Taxes Lease
                    Rental Revenue Bonds, Series 1991B,
                    7.000%, 6/01/21 (Pre-refunded to 6/01/01)                Aaa      6/01 at 102      10,603,038
       4,230,000   City of Rockport, Indiana, Pollution Control Revenue
                    Refunding Bonds (Indiana Michigan Power
                    Company Project), Series B, 7.600%, 3/01/16              Aaa      3/01 at 102       4,636,376
      10,000,000   Hospital Authority of St. Joseph County (Indiana),
                    Fixed Rate Hospital Revenue Refunding Bonds,
                    Series 1991A (Memorial Hospital of South Bend
                    Project), 7.000%, 8/15/20                                Aaa      8/01 at 102      10,837,800
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   IOWA - 0.7%
     $ 5,305,000   City of Mason City, Iowa, Hospital Revenue Bonds
                    (Sisters of Mercy Health Corporation), 1991 Series L,
                    7.000%, 8/15/21                                          Aaa      8/01 at 102     $ 5,749,453
-----------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 2.7%
       2,580,000   Louisiana Housing Finance Agency, GNMA
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1988, 8.300%, 11/01/20
                    (Alternative Minimum Tax)                                Aaa     11/98 at 102       2,685,574
      13,170,000   City of New Orleans, Louisiana, General Obligation
                    Refunding Bonds, Series 1995, 6.200%, 10/01/21           Aaa     10/05 at 102      13,581,167
       5,595,000   Orleans Levee District (A Political Subdivision of the
                    State of Louisiana), Public Improvement Bonds,
                    Series 1986, 5.950%, 11/01/15                            Aaa     12/05 at 103       5,724,133
-----------------------------------------------------------------------------------------------------------------
                   MAINE - 1.6%
      12,745,000   Maine State Housing Authority, Mortgage Purchase
                    Bonds, 1991 Series A, 7.400%, 11/15/22                   Aaa      5/01 at 102      13,436,289
-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 0.9%
       7,100,000   Massachusetts Housing Financing Agency, Single
                    Family Housing Revenue Bonds, Series 12,
                    7.500%, 12/01/13                                         Aaa      6/99 at 102       7,459,331
-----------------------------------------------------------------------------------------------------------------
                   MINNESOTA - 1.8%
      12,490,000   Minneapolis/Saint Paul Housing Finance Board
                    (Single Family Mortgage Revenue Bonds)
                    (Minneapolis/Saint Paul Family Housing Program,
                    Phase VI), 8.300%, 8/01/21 (Alternative
                    Minimum Tax)                                             AAA      8/98 at 102      12,966,494
       1,844,000   City of St. Louis Park, Minnesota, Single Family
                    Residential Mortgage Revenue Refunding Bonds
                    (GNMA Mortgage-Backed Securities Program),
                    Series 1991-A, 7.250%, 4/20/23                           Aaa      4/01 at 102       1,941,253
-----------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 2.8%
       8,750,000   Mississippi Home Corporation, Single Family
                    Mortgage Revenue Bonds, Series 1996C,
                    5.500%, 6/01/29 (Alternative Minimum Tax)                Aaa      6/06 at 105       9,779,963
       6,375,000   Mississippi Housing Finance Corporation, Single
                    Family Mortgage Purchase Revenue Bonds,
                    Series 1989 (GNMA Mortgage-Backed Securities
                    Program), 8.250%, 10/15/18 (Alternative
                    Minimum Tax)                                             Aaa     10/99 at 102       6,695,854
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MISSISSIPPI (CONTINUED)
     $ 2,545,000   Harrison County, Wastewater Management District
                    (Mississippi), Wastewater Treatment Facilities
                    Revenue Refunding Bonds, Series 1991A,
                    8.500%, 2/01/13                                          Aaa     No Opt. Call     $ 3,302,545
       2,715,000   Harrison County, Wastewater Management District
                    (Mississippi), Wastewater Treatment Facilities
                    Revenue Refunding Bonds, Series 1991B,
                    7.750%, 2/01/14                                          Aaa     No Opt. Call       3,329,649
-----------------------------------------------------------------------------------------------------------------
                   MISSOURI - 0.6%
       5,000,000   St. Louis Municipal Finance Corporation, City
                    Justice Center, Leasehold Revenue Improvement
                    Bonds, Series 1996A (City of St. Louis, Missouri,
                    Lessee), 6.000%, 2/15/19                                 Aaa      2/06 at 102       5,088,900
-----------------------------------------------------------------------------------------------------------------
                   NEVADA - 2.0%
       3,270,000   Clark County, Nevada, Industrial Development
                    Revenue Bonds (Nevada Power Company Project),
                    Series 1990, 7.800%, 6/01/20 (Alternative
                    Minimum Tax)                                             Aaa      6/00 at 102       3,563,679
      13,185,000   Washoe County, Nevada, Hospital Refunding
                    Revenue Bonds (Washoe Medical Center, Inc.
                    Project), Series 1994A, 6.000%, 6/01/19                  Aaa      6/04 at 102      13,243,673
-----------------------------------------------------------------------------------------------------------------
                   NEW JERSEY - 0.5%
       3,750,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, Monmouth Medical
                    Center Issue, Series C, 6.250%, 7/01/24                  Aaa      7/04 at 102       3,896,700
-----------------------------------------------------------------------------------------------------------------
                   NEW MEXICO - 2.7%
       3,850,000   New Mexico Mortgage Finance Authority,
                    Multifamily Housing Refunding Revenue Bonds,
                    1990 Series A-Tax-exempt (Fannie Mae
                    Collateralized), 7.625%, 1/01/24                         AAA      1/01 at 102       4,109,606
       5,000,000   City of Albuquerque, New Mexico, Airport Revenue
                    Bonds, Series 1995A, 6.600%, 7/01/16
                    (Alternative Minimum Tax)                                Aaa      7/00 at 105       5,295,150
       6,000,000   City of Farmington, New Mexico, Pollution Control
                    Refunding Revenue Bonds (Southern California
                    Edison Company Four Corners Project), 1991
                    Series A, 7.200%, 4/01/21                                 A+      4/01 at 102       6,469,080
       5,750,000   City of Santa Fe, New Mexico, Revenue Bonds,
                    Series 1994A, 6.300%, 6/01/24 (Pre-refunded
                    to 6/01/04)                                              Aaa      6/04 at 100       6,207,125
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEW YORK - 17.0%
     $ 7,000,000   New York State Energy Research and Development
                    Authority, Facilities Refunding Revenue Bonds,
                    Series 1995 (Consolidated Edison Company of
                    New York, Inc. Project), 6.100%, 8/15/20                  A1      7/05 at 102     $ 7,132,020
      12,000,000   New York State Finance Agency, Housing Project
                    Mortgage Revenue Bonds, 1996 Series A
                    Refunding, 6.125%, 11/01/20                              Aaa      5/06 at 102      12,158,040
      12,860,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home Insured
                    Mortgage Revenue Bonds, 1989 Series A,
                    7.600%, 2/15/29                                           Aa      2/99 at 102      13,720,977
      20,250,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center FHA-
                    Insured Mortgage Revenue Bonds, 1989 Series B,
                    7.450%, 2/15/29 (Pre-refunded to 2/15/00)                Aaa      2/00 at 102      22,120,088
      12,000,000   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA-Insured Mortgage
                    Revenue Bonds, 1994 Series A (AMBAC Insured
                    Series), 6.900%, 8/15/34                                 Aaa      2/05 at 102      13,156,800
       5,000,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series MM-1,
                    7.950%, 10/01/21 (Alternative Minimum Tax)                Aa      2/01 at 102       5,295,700
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series A:
       2,000,000    8.000%, 3/15/11                                          Aaa  3/00 at 101 1/2       2,191,720
       6,000,000    7.250%, 3/15/19                                          Aaa  3/00 at 101 1/2       6,455,880
      17,700,000   New York City Housing Development Corporation,
                    Multi-Unit Mortgage Refunding Bonds (FHA
                    Insured Mortgage Loans), 1991 Series A,
                    7.250%, 6/01/19                                          Aaa      6/01 at 102      18,807,666
                   New York City, New York, Municipal Water Finance
                    Authority, Water and Sewer System Revenue Bonds,
                    Fiscal 1996 Series A:
      20,000,000    5.500%, 6/15/23                                          Aaa      6/05 at 100      19,183,400
      10,335,000    6.000%, 6/15/25                                          Aaa      6/05 at 101      10,502,634
      10,000,000   New York City Transit Authority,Transit Facilities
                    Revenue Bonds, Series 1990 (Livingston Plaza
                    Project), 7.500%, 1/01/20 (Pre-refunded to 1/01/00)      Aaa      1/00 at 102      10,914,100
-----------------------------------------------------------------------------------------------------------------
                   NORTH DAKOTA - 2.6%
      21,075,000   Mercer County, North Dakota, Pollution Control
                    Refunding Revenue Bonds, Second 1995 Series
                    (Basin Electric Power Cooperative-Antelope Valley
                    Unit 1 and Common Facilities), 6.050%, 1/01/19           Aaa      1/05 at 102      21,529,166
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   OHIO - 0.5%
     $ 5,000,000   County of Lucas, Ohio, Hospital Improvement and
                    Refunding Revenue Bonds, Series 1993 (The
                    Toledo Hospital), 5.000%, 11/15/22                       Aaa     11/03 at 102     $ 4,442,950
-----------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 1.6%
       1,940,000   Oklahoma Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, 1991 Series A,
                    7.200%, 3/01/11                                          Aaa      3/01 at 102       2,046,293
       9,900,000   Pottawatomie County Development Authority, Water
                    Revenue Bonds, Series 1990 (North Deer Creek
                    Reservoir Project), 7.375%, 7/01/26
                    (Pre-refunded to 7/01/00)                                Aaa      7/00 at 102      10,858,320
-----------------------------------------------------------------------------------------------------------------
                   OREGON - 1.1%
      10,000,000   Oregon Health Sciences University, Insured Revenue
                    Bonds, 1995 Series B, 5.250%, 7/01/25                    Aaa      7/06 at 102       9,405,100
-----------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 5.4%
       8,685,000   Pennsylvania Higher Education Assistance Agency,
                    Student Loan Adjustable Rate Tender Revenue
                    Refunding Bonds, 1985 Series A, 6.800%, 12/01/00         Aaa     No Opt. Call       9,215,654
       7,000,000   Berks County Municipal Authority (Pennsylvania),
                    Hospital Revenue Bonds (The Reading Hospital
                    and Medical Center Project), Series B of 1994,
                    6.100%, 10/01/23                                         Aaa     10/04 at 102       7,082,040
       7,250,000   Lehigh County Industrial Development Authority,
                    Pollution Control Revenue Refunding Bonds, 1995
                    Series A(Pennsylvania Power &Light Company
                    Project), 6.150%, 8/01/29                                Aaa      8/05 at 102       7,429,220
      14,190,000   City of Philadelphia, Pennsylvania, Water and Sewer
                    Revenue Bonds, Sixteenth Series, 7.000%, 8/01/21
                    (Pre-refunded to 8/01/01)                                Aaa      8/01 at 102      15,640,360
       5,000,000   Health Care Facilities Authority of Sayre
                    (Pennsylvania), Series 1991A Revenue Bonds,
                    Guthrie Healthcare System, 7.100%, 3/01/17               Aaa      3/01 at 102       5,405,450
-----------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 3.0%
      12,500,000   Rhode Island Depositors Economic Protection
                    Corporation, Special Obligation Bonds, 1991
                    Series A, 7.500%, 8/01/14 (Pre-refunded to 8/01/01)      Aaa      8/01 at 102      14,015,624
       5,050,000   Rhode Island Port Authority and Economic
                    Development Corporation, Airport Revenue Bonds,
                    1994 Series A, 6.625%, 7/01/24 (Alternative
                    Minimum Tax)                                             Aaa      7/04 at 102       5,315,023
       5,000,000   Providence Public Buildings Authority, Revenue
                    Bonds, Series A, 7.250%, 12/15/10 (Pre-refunded
                    to 12/15/00)                                             Aaa     12/00 at 102       5,514,250
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TENNESSEE - 0.6%
     $ 5,170,000   The Health, Educational and Housing Facilities
                    Board of the County of Sullivan, Tennessee,
                    Hospital Revenue Bonds, Series 1993 (Holston
                    Valley Health Care, Inc.), 5.750%, 2/15/13               Aaa      2/03 at 102     $ 5,179,150
-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 4.2%
       8,000,000   Abilene Health Facilities Development Corporation,
                    Hospital Revenue Refunding and Improvement
                    Bonds (Hendrick Medical Center Project),
                    Series 1995C, 6.150%, 9/01/25                            Aaa      9/05 at 102       8,149,280
       4,695,000   Harris County, Texas, Health Facilities Development
                    Corporation, Special Facilities Revenue Bonds
                    (Texas Medical Center Project), Series 1990,
                    7.375%, 5/15/20 (Pre-refunded to 5/15/00)                Aaa      5/00 at 102       5,133,418
                   Harris County Hospital District, Refunding Revenue
                    Bonds, Series 1990:
       3,000,000    7.500%, 2/15/03                                          Aaa     No Opt. Call       3,344,100
       5,000,000    7.400%, 2/15/10                                          Aaa     No Opt. Call       5,903,350
       4,100,000   City of Houston, Texas, Airport System Senior Lien
                    Revenue Bonds, Series 1988, 8.200%, 7/01/17
                    (Alternative Minimum Tax)                                Aaa  7/98 at 102 1/2       4,369,041
       7,450,000   Matagorda County Navigation, District Number One
                    (Texas), Pollution Control Revenue Refunding
                    Bonds (Central Power and Light Company Project),
                    Series 1995, 6.100%, 7/01/28                             Aaa      7/00 at 102       7,542,901
-----------------------------------------------------------------------------------------------------------------
                   UTAH - 2.0%
      10,770,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Refunding Bonds, 1993 Series A,
                    5.000%, 7/01/23                                           A1      7/03 at 100       9,375,392
       6,000,000   Salt Lake City, Utah, Hospital Revenue Refunding
                    Bonds (IHC Hospitals, Inc.), Series 1988 A,
                    8.000%, 5/15/07                                          AAA      5/98 at 102       6,931,440
-----------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 0.2%
       1,830,000   Chesapeake Hospital Authority, Hospital Facility
                    Revenue Bonds (Chesapeake General Hospital)
                    Series 1990, 7.600%, 7/01/00                             Aaa     No Opt. Call       1,984,305
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   WISCONSIN - 1.5%
                   Wisconsin Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1990B
                    (Waukesha Memorial Hospital, Inc. Project):
     $ 6,405,000    7.250%, 8/15/19 (Pre-refunded to 8/15/00)                Aaa      8/00 at 102     $ 7,012,194
         450,000    7.250%, 8/15/19                                          Aaa      8/00 at 102         486,342
       5,000,000   Southeast Wisconsin, Professional Baseball Park
                    District, Sales Tax Revenue Bonds, Series 1996,
                    5.800%, 12/15/26                                         Aaa      3/07 at 101       4,968,100
    $780,034,000   Total Investments - (cost $769,343,310) - 98.3%                                    812,889,548
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.2%
      $  500,000   Ascension Parish Pollution Control (BASF Wyandotte
                    Corporation), Variable Rate Demand Bonds,
                    4.000%, 12/01/05+                                        P-1                          500,000
         800,000   City of Duluth, Minnesota, By The Directors of
                    Trusts of Miller Memorial Hospital, Doing Business
                    As Miller-Dwan Medical Center, Variable Rate
                    Demand Bonds, Health Facilities Revenue Bonds
                    (Miller-Dwan Medical Center), Series 1996,
                    4.100%, 6/01/19+                                        A-1+                          800,000
     $ 1,300,000   Total Temporary Investments - 0.2%                                                   1,300,000
================
                   Other Assets Less Liabilities - 1.5%                                                12,420,506
                   Net Assets - 100%                                                                 $826,610,054
                                                                                                     ============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               94     $750,506,502             92%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                5       32,446,810              4
  PORTFOLIO OF                        A+                     A1                3       22,976,492              3
  INVESTMENTS            BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3                1        6,959,744              1
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                      103     $812,889,548            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
 + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC. (NIO)

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ALABAMA - 2.7%
    $    170,000   Alabama Housing Finance Authority, Single Family
                    Mortgage Revenue Bonds (GNMA Collateralized
                    Home Mortgage Revenue Bonds Program),
                    1990 Series B, 7.900%, 10/01/22 (Alternative
                    Minimum Tax)                                             AAA     10/00 at 102    $    170,700
       3,850,000   Alabama Housing Finance Authority, Multifamily
                    Housing Revenue Refunding Bonds (GNMA
                    Collateralized - Royal Hills), 1995 Series F,
                    6.500%, 7/20/30                                          Aaa      7/05 at 103       3,998,726
      11,000,000   The Special Care Facilities Financing Authority of
                    the City of Birmingham (Alabama), Baptist Medical
                    Centers, Revenue Bonds, Series 1995-B (Baptist
                    Health System, Inc.), 5.875%, 11/15/20                   Aaa      5/05 at 102      11,007,920
                   The Special Care Facilities Authority Of The City
                    Of Birmingham - Baptist Medical Centers,
                    Revenue Bonds, Series 1996-A (Baptist Health
                    System, Inc.):
       7,465,000    5.875%, 11/15/19                                         Aaa     11/06 at 102       7,470,972
      10,000,000    5.875%, 11/15/26                                         Aaa     11/06 at 102      10,008,000
       3,745,000   City of Demopolis, Alabama, General Obligation
                    Warrants, Series 1991, 6.900%, 6/01/16
                    (Pre-refunded to 6/01/01)                                Aaa      6/01 at 102       4,120,848
       8,000,000   Houston County Health Care Authority Hospital
                    Revenue Bonds, Southeast Alabama Medical
                    Center Series 1989, 7.250%, 10/01/19
                    (Pre-refunded to 10/01/99)                               Aaa     10/99 at 102       8,643,200
       4,250,000   County Board of Education of Shelby County,
                    Alabama, Capital Outlay Refunding School
                    Warrants, Series 1995, 5.875%, 2/01/17                   Aaa      2/05 at 102       4,309,373
-----------------------------------------------------------------------------------------------------------------
                   ALASKA - 1.7%
       4,000,000   Alaska Energy Authority, Power Revenue Bonds,
                    Second Series (Bradley Lake Hydroelectric Project),
                    7.250%, 7/01/21                                          Aaa      7/00 at 102       4,344,160
                   Alaska Housing Finance Corporation, Insured
                    Mortgage Program Bonds, 1990 First Series:
       4,250,000    7.750%, 12/01/14                                         Aa1     12/00 at 102       4,277,753
       6,825,000    7.800%, 12/01/30                                         Aa1     12/00 at 102       6,870,113
      15,950,000   Alaska State Housing Finance Corporation,
                    Governmental Purpose Bonds, 1995 Series A,
                    5.875%, 12/01/30                                         Aaa     12/05 at 102      15,549,974
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ARIZONA - 1.0%
   $   5,000,000   Coconino County, Arizona, Pollution Control
                    Corporation, Pollution Control Revenue Refunding
                    Bonds (Arizona Public Service Company), 1993
                    Series A, 5.875%, 8/15/28                               Baa1      8/03 at 102   $   5,002,750
      12,465,000   The Industrial Development Authority of the County
                    of Pima (Arizona), Industrial Development Lease
                    Obligation Refunding Revenue Bonds, 1988
                    Series A (Irvington Project), 7.250%, 7/15/10            Aaa      1/02 at 103      13,748,770
-----------------------------------------------------------------------------------------------------------------
                   ARKANSAS - 0.8%
      13,490,000   Arkansas Development Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1990 Series A
                    (GNMA-Backed Securities Program),
                    7.400%, 9/01/23 (Alternative Minimum Tax)                AAA      9/01 at 102      14,260,414
-----------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 8.6%
                   California Health Facilities Financing Authority,
                    Insured Health Facility Revenue Bonds, 1991
                    Series D (Catholic Healthcare West):
       9,000,000    6.500%, 7/01/16 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       9,766,980
      14,000,000    6.650%, 7/01/21 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102      15,271,760
         805,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1991 Series C, 7.450%, 8/01/11
                    (Alternative Minimum Tax)                                 Aa      8/01 at 102         830,382
       6,135,000   California Housing Finance Agency, Housing
                    Revenue Bonds (Insured), 1994 Series C,
                    6.250%, 8/01/25                                          Aaa      8/04 at 102       6,281,320
                   California Rural Home Mortgage, Finance Authority,
                    Single Family Mortgage Revenue Bonds (Mortgage-
                    Backed Securities Program), 1996 Series A:
       4,345,000    7.550%, 11/01/26 (Alternative Minimum Tax)               AAA     No Opt. Call       4,856,841
       3,615,000    6.450%, 5/01/27 (Alternative Minimum Tax)                AAA     No Opt. Call       4,030,725
       7,000,000   California Statewide Communities Development
                    Authority, Certificates of Participation, Huntington
                    Memorial Hospital, 5.800%, 7/01/26                       AAA      7/06 at 102       6,936,160
       3,100,000   Campbell Union School District, Santa Clara County,
                    California, 1994 General Obligation Bonds,
                    Series A, 6.250%, 8/01/19                                Aaa      8/04 at 102       3,219,815
       8,200,000   Castaic Lake Water Agency (California), Refunding
                    Revenue Certificates of Participation (Water System
                    Improvement Projects), Series 1994A,
                    6.300%, 8/01/20                                          Aaa      8/04 at 102       8,546,122
      11,750,000   East Bay Municipal Utility District (Alameda and
                    Contra Costa Counties, California), Water System
                    Subordinated Revenue Refunding Bonds,
                    Series 1993A, 5.000%, 6/01/21                            Aaa      6/03 at 102      10,460,908
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   CALIFORNIA (CONTINUED)
   $   5,500,000   Fallbrook Union High School District (San Diego
                    County, California), 1994 General Obligation
                    Bonds, Series A, 6.250%, 9/01/19                         Aaa      9/04 at 102   $   5,714,115
       6,530,000   La Quinta Financing Authority, Local Agency
                    Revenue Bonds, Series 1991 (City Hall Project),
                    6.650%, 10/01/18 (Pre-refunded to 10/01/00)              Aaa     10/00 at 102       7,076,822
       9,000,000   County of Orange, California, Refunding Recovery
                    Bonds, 1995 Series A, 5.750%, 6/01/15                    Aaa      6/05 at 102       8,974,440
      12,500,000   County of Orange, California, 1996 Recovery
                    Certificates of Participation, Series A,
                    6.000%, 7/01/26                                          Aaa      7/06 at 102      12,645,875
       6,500,000   City of Salinas, Housing Facility Refunding Revenue
                    Bonds, Series 1994A (GNMA Collateralized--
                    Villa Serra Project), 6.600%, 7/20/30                    AAA      7/04 at 102       6,781,775
       8,500,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 11
                    (Noise Insulation Program), 6.250%, 5/01/26
                    (Alternative Minimum Tax)                                Aaa      5/05 at 101       8,702,470
      18,000,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bond, Issue 13B,
                    5.500%, 5/01/26 (Alternative Minimum Tax)                Aaa      5/06 at 101      17,065,260
      11,000,000   Santa Ana Financing Authority, Police Administration
                    and Housing Facility Lease Revenue Bonds,
                    Series 1994A, 6.250%, 7/01/24                            Aaa     No Opt. Call      11,918,060
       5,500,000   Santa Clara County Financing Authority, Lease
                    Revenue Bonds (VMC Facility Replacement
                    Project), 1994 Series A, 6.750%, 11/15/20                Aaa     11/04 at 102       6,037,405
-----------------------------------------------------------------------------------------------------------------
                   COLORADO - 0.8%
      14,150,000   Board of Water Commissioners, City and County of
                    Denver, Colorado, Certificates of Participation,
                    Series 1991, 6.625%, 11/15/11                            Aaa     11/01 at 101      15,159,886
-----------------------------------------------------------------------------------------------------------------
                   CONNECTICUT - 0.2%
       2,500,000   State of Connecticut, Health and Educational
                    Facilities Authority, Revenue Bonds, Choate
                    Rosemary Hall Issue, Series A, 7.000%, 7/01/25           Aaa      7/04 at 101       2,755,925
-----------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 2.5%
      19,355,000   District of Columbia (Washington, D.C.), General
                    Obligation Bonds (Series 1989A), 7.500%, 6/01/09
                    (Pre-refunded to 6/01/99)                                Aaa      6/99 at 102      20,860,625
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   DISTRICT OF COLUMBIA (CONTINUED)
   $   3,000,000   District of Columbia (Washington, D.C.), Hospital
                    Revenue Bonds (National Rehabilitation Hospital, Inc.
                    Issue), Series 1989A, Medlantic Healthcare Group,
                    7.100%, 11/01/11 (Pre-refunded to 11/01/99)              Aaa     11/99 at 102   $   3,231,540
       6,000,000   District of Columbia, Hospital Improvement and
                    Refunding Revenue Bonds (Children's Hospital
                    Issue), Series 1992A, 6.250%, 7/15/19                    Aaa      7/02 at 102       6,115,920
       4,950,000   District of Columbia Housing Finance Agency,
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1988C, 7.850%, 12/01/22
                    (Alternative Minimum Tax)                                AAA      6/00 at 102       5,188,937
       4,820,000   District of Columbia Housing Finance Agency,
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1990B, 7.100%, 12/01/24
                    (Alternative Minimum Tax)                                AAA     12/01 at 102       4,996,026
       5,000,000   District of Columbia, Revenue Bonds (The American
                    College of Obstetricians and Gynecologists Issue),
                    Series 1991, 6.500%, 8/15/18                             Aaa      8/01 at 102       5,266,450
-----------------------------------------------------------------------------------------------------------------
                   FLORIDA - 1.5%
      13,170,000   Florida Housing Finance Agency, Home Ownership
                    Revenue Refunding Bonds, 1987 Series G1,
                    8.595%, 11/01/17                                         AAA     No Opt. Call      14,875,252
       5,755,000   Florida Housing Finance Agency, Single Family
                    Mortgage Refunding Bonds, 1987 Series One
                    Class B, 7.100%, 1/01/17                                 AAA      9/97 at 103       5,936,858
       3,440,000   Housing Finance Authority of Dade County (Florida),
                    Single Family Mortgage Revenue Refunding
                    Bonds, 1991 Series D, 6.950%, 12/15/12                   Aaa     12/01 at 102       3,631,539
       3,055,000   Escambia County Housing Finance Authority
                    (Florida), Single Family Mortgage Revenue Bonds
                    (Multi-County Program), Series 1995,
                    6.950%, 10/01/27 (Alternative MinimumTax)                Aaa      4/05 at 102       3,183,616
-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 1.0%
       8,315,000   The Fulton-De Kalb Hospital Authority, Georgia,
                    Revenue Certificates, Series 1991 (Grady Memorial
                    Hospital), 6.900%, 1/01/15 (Pre-refunded to 1/01/01)     Aaa      1/01 at 102       9,054,204
       5,000,000   The Hospital Authority Of Hall County And The
                    City Of Gainesville, Revenue Anticipation
                    Certificates (Northeast Georgia Healthcare Project),
                    Series 1995, 6.000%, 10/01/20                            Aaa     10/05 at 102       5,040,150
       5,000,000   The Glynn-Brunswick Memorial Hospital Authority
                    Revenue Anticipation Certificates (Southeast
                    Georgia Health Systems Project), Series 1996,
                    5.250%, 8/01/13                                          Aaa      8/06 at 102       4,791,250
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   HAWAII - 1.4%
  $   24,250,000   Department of Budget and Finance of the State of
                    Hawaii, Special Purpose Revenue Bonds (Hawaii
                    Electric Company, Inc. and Subsidiaries Projects),
                    Series 1996A, 6.200%, 5/01/26 (Alternative
                    Minimum Tax)                                             Aaa      5/06 at 101  $   24,747,853
-----------------------------------------------------------------------------------------------------------------
                   IDAHO - 0.6%
       2,990,000   Idaho Housing Agency, Single Family Mortgage
                    Bonds, 1994 Series B, 6.750%, 7/01/22                     Aa     No Opt. Call       3,158,397
       2,880,000   Idaho Housing Agency Single Family Alternative
                    Minimum Tax, 6.900%, 7/01/26 (Alternative
                    Minimum Tax)                                              Aa     No Opt. Call       3,080,794
       4,365,000   Idaho Housing Agency, Single Family Mortgage
                    Bonds, 1995 Series B, 6.600%, 7/01/27
                    (Alternative Minimum Tax)                                Aaa      1/05 at 102       4,512,537
-----------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 8.3%
      20,000,000   Illinois Health Facilities Authority, Brokaw-
                    Mennonite Association, Revenue Refunding Bonds,
                    Series 1992 (BroMenn Healthcare), 6.250%, 8/15/18        Aaa      8/02 at 102      20,449,400
       3,500,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1990 (Alexian Brothers Medical Center, Inc.
                    Project), 7.125%, 1/01/21                                Aaa      1/01 at 102       3,778,250
       2,500,000   Illinois Health Facilities Authority Revenue Bonds,
                    Series 1991 (Memorial Medical Center System
                    Project), Springfield, Illinois, 7.100%, 10/01/21        Aaa     10/01 at 102       2,723,550
       3,135,000   Illinois Housing Development Authority, Residential
                    Mortgage Revenue Bonds, 1989 Series A,
                    7.400%, 2/01/20 (Alternative MinimumTax)                  Aa      8/99 at 102       3,229,489
                   Participations, The State of Illinois, Department of
                    Central Management Services, Illinois Student
                    Assistance Commission:
       2,965,000    6.875%, 7/01/07                                          Aaa      7/02 at 102       3,264,732
       6,085,000    6.950%, 7/01/13                                          Aaa      7/02 at 102       6,636,179
       5,000,000   State of Illinois, Civic Center Bonds (Dedicated Tax
                    Revenue), Series 1990-A, 7.000%, 12/15/10                Aaa     12/00 at 102       5,399,750
       6,515,000   City of Berwyn, Illinois, Revenue Bonds, Series 1991
                    (MacNeal Memorial Hospital Association Project),
                    7.000%, 6/01/15 (Pre-refunded to 6/01/01)                Aaa      6/01 at 102       7,154,447
       4,055,000   Central Lake County Joint Action Water Agency,
                    Lake County, Illinois, General Obligation Water
                    Refunding Bonds, Series 1992, 6.000%, 2/01/19             Aa      2/03 at 102       4,108,404
      10,000,000   City of Chicago (Illinois), General Obligation
                    Adjustable Rate Bonds, Central Public Library
                    Project, Series C of 1988, 6.850%, 1/01/17
                    (Pre-refunded to 7/01/02)                                Aaa  7/02 at 101 1/2      11,023,400
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
   $   5,750,000   City of Chicago, Illinois, Motor Fuel Tax Revenue
                    Bonds, Series 1990, 6.500%, 1/01/16
                    (Pre-refunded to 1/01/01)                                Aaa      1/01 at 100   $   6,093,678
                   The County of Cook, Illinois, General Obligation
                    Bonds, Series 1991:
      18,430,000    6.750%, 11/01/18 (Pre-refunded to 11/01/01)              Aaa     11/01 at 102      20,210,891
      26,475,000    6.250%, 11/01/21                                         Aaa     11/01 at 102      27,105,635
       6,370,000   City of Decatur, Macon County, Illinois (Decatur
                    Memorial Hospital), Hospital Facility Revenue
                    Bonds, Series 1991B, 7.750%, 10/01/21
                    (Pre-refunded to 10/01/01)                               Aaa     10/01 at 102       7,220,077
                   Board of Governors of State Colleges and Universities,
                    Eastern Illinois University, Auxiliary Facilities
                    System Revenue Bonds, Series 1989:
      12,355,000    0.000%, 10/01/09                                         Aaa 10/04 at 74 2/32       5,975,249
      16,470,000    0.000%, 4/01/16                                          Aaa 10/04 at 47 2/32       4,985,304
       4,560,000   County of Macon, Illinois, Revenue Bonds, Millikin
                    University, Series 1995, 6.250%, 10/01/16                Aaa     10/05 at 100       4,727,170
       5,000,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1994D,
                    6.750%, 6/01/25 (Pre-refunded to 6/01/04)                Aaa      6/04 at 102       5,601,250
-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 4.4%
       2,600,000   Indiana Health Facility Financing Authority
                    Hospital Revenue Bonds, Series 1991 (Community
                    Hospitals of Indiana), 7.000%, 7/01/21
                    (Pre-refunded to 7/01/01)                                Aaa      7/01 at 102       2,858,856
      10,000,000   Indiana Health Facility Financing Authority, Hospital
                    Revenue Refunding and Improvement Bonds,
                    Series 1995 (Community Hospitals Projects),
                    5.700%, 5/15/22                                          Aaa      5/06 at 102       9,695,300
         825,000   Indiana Housing Finance Authority, Single Family
                    Mortgage Revenue Bonds (GNMA Collateralized
                    Home Mortgage Program), 1990 Series D,
                    7.800%, 1/01/22 (Alternative Minimum Tax)                Aaa      7/00 at 102         847,283
       2,215,000   Indiana Housing Finance Authority, Single Family
                    Mortgage Revenue Bonds (GNMA Collateralized
                    Home Mortgage Program), 1990 Series B,
                    7.800%, 1/01/22 (Alternative Minimum Tax)                Aaa      7/00 at 102       2,328,895
      10,500,000   Hospital Authority of the City of Fort Wayne,
                    Indiana, Revenue Bonds, Series 1992 (Parkview
                    Memorial Hospital, Inc. Project), 6.400%, 11/15/22        A1     11/02 at 102      10,780,245
      12,250,000   City of Lawrenceburg, Indiana, Pollution Control
                    Revenue Refunding Bonds (Indiana Michigan
                    Power Company Project), Series D, 7.000%, 4/01/15        Aaa      4/02 at 102      13,288,555
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   INDIANA (CONTINUED)
  $   12,950,000   Marion County Convention and Recreational
                    Facilities, Authority (Indiana), Excise Taxes Lease
                    Rental Revenue Bonds, Series 1991B,
                    7.000%, 6/01/21 (Pre-refunded to 6/01/01)                Aaa      6/01 at 102  $   14,236,324
       9,545,000   New Prairie School Building Corporation (LaPonte
                    and St. Joseph Counties, Indiana), First Mortgage
                    Bonds, Series 1994, 7.200%, 7/15/21
                    (Pre-refunded to 7/15/04)                                Aaa      7/04 at 102      10,963,864
      14,000,000   Holy Cross Health System Corporation, Indiana
                    Hospital Revenue Bonds Issues, Hospital Authority
                    of Marshall County, Hospital Revenue Refunding
                    Bonds, Series 1991 (Holy Cross Parkview Hospital,
                    Inc.), 7.000%, 12/01/12                                  Aaa     12/01 at 102      15,227,940
-----------------------------------------------------------------------------------------------------------------
                   IOWA - 1.4%
       5,000,000   City of Davenport, Iowa, Hospital Facility Revenue
                    Bonds (Mercy Hospital Project), Series 1992,
                    6.250%, 7/01/22                                          Aaa      7/02 at 102       5,166,950
      11,400,000   City of Davenport, Iowa, Insured Hospital Revenue
                    Bonds (St. Luke's Hospital), 1990 Series A,
                    7.400%, 7/01/20                                          Aaa      7/00 at 102      12,346,428
       7,000,000   Polk County, Iowa, Health Facilities Revenue Bonds,
                    Catholic Health Corporation (Mercy Health Center
                    of Central Iowa Project), Series 1991,
                    6.750%, 11/01/15                                         Aaa     11/01 at 101       7,481,810
-----------------------------------------------------------------------------------------------------------------
                   KANSAS - 0.1%
       2,475,000   Sedgwick County, Kansas, and Shawnee County,
                    Kansas, GNMA Collateralized Mortgage Revenue
                    Bonds, Senior 1991 Series A, 7.300%, 12/01/12            Aaa      6/01 at 103       2,613,650
-----------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 1.2%
      10,000,000   City of Danville, Kentucky, Multi-City Lease Revenue
                    Bonds (Louisville and Jefferson County Metropolitan
                    Sewer District Sewer and Drainage System Revenue
                    Project), Fixed Rate Series 1991-G, 6.800%, 3/01/19
                    (Pre-refunded to 3/01/02)                                Aaa      3/02 at 102      11,000,800
      53,000,000   Jefferson County, Kentucky, Capital Projects
                    Corporation, Lease Revenue Bonds, Series 1989B,
                    0.000%, 8/15/19 (Pre-refunded to 2/15/01)                Aaa 2/01 at 24 21/32      10,904,750
-----------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 2.2%
      15,650,000   Louisiana Public Facilities Authority, Hospital
                    Revenue Refunding Bonds (Southern Baptist
                    Hospital Project), Series 1992, 6.800%, 5/15/12
                    (Pre-refunded to 5/15/02)                                Aaa      5/02 at 102      17,227,364
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   LOUISIANA (CONTINUED)
   $   5,340,000   Public Improvement Bonds, Issue of 1992, City of
                    New Orleans, Louisiana, 7.000%, 9/01/19
                    (Pre-refunded to 9/01/02)                                Aaa      9/02 at 100   $   5,874,961
       9,525,000   Orleans Levee District (A Political Subdivision of
                    the State of Louisiana), Public Improvement Bonds,
                    Series 1986, 5.950%, 11/01/15                            Aaa     12/05 at 103       9,744,837
       3,000,000   Parish of St. Charles, State of Louisiana, Pollution
                    Control Revenue Bonds (Louisiana Power & Light
                    Company Project), Series 1991, 7.500%, 6/01/21
                    (Alternative Minimum Tax)                                Aaa      6/01 at 102       3,282,660
       3,500,000   Hospital Service District No. 1 of the Parish of
                    Tangipahoa, State of Louisiana, Hospital Revenue
                    Bonds (Series 1994), 6.250%, 2/01/24                     Aaa      2/04 at 102       3,610,180
-----------------------------------------------------------------------------------------------------------------
                   MAINE - 0.6%
      10,500,000   Maine Health and Higher Educational Facilities
                    Authority, Revenue Bonds, Series 1991,
                    6.375%, 7/01/21                                          Aaa      7/01 at 102      10,849,545
-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 5.2%
       6,000,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Brigham and Women's
                    Hospital Issue, Series D, 6.750%, 7/01/24                Aaa      7/01 at 102       6,437,400
       5,050,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Fallon Healthcare
                    System Issue, Series A, 6.750%, 6/01/20
                    (Pre-refunded to 6/01/01)                                Aaa      6/01 at 102       5,499,299
      10,500,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, New England Medical
                    Center Hospitals Issue, Series F, 6.625%, 7/01/25        Aaa      7/02 at 102      11,180,400
       5,850,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, South Shore Hospital
                    Issue, Series D, 6.500%, 7/01/22                         Aaa      7/02 at 102       6,223,815
       8,400,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Berkshire Health
                    Systems Issue, Series D, 6.000%, 10/01/13                Aaa     10/05 at 102       8,622,012
       7,000,000   Massachusetts Health and Educational Facilities
                    Authority Revenue Bonds, Baystate Medical Center
                    Issue, Series E, 6.000%, 7/01/26                         Aaa      7/06 at 102       7,036,050
       6,810,000   Massachusetts Housing Finance Agency, Single
                    Family Housing Revenue Bonds, Series 11,
                    7.750%, 12/01/20 (Alternative Minimum Tax)                Aa      6/99 at 102       7,139,945
      14,095,000   Massachusetts Housing Finance Agency, Single
                    Family Housing Revenue Bonds, Series 17,
                    7.150%, 12/01/24 (Alternative Minimum Tax)                Aa      6/01 at 102      14,672,331
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MASSACHUSETTS (CONTINUED)
  $   21,785,000   Massachusetts Housing Finance Agency, Insured
                    Rental Housing Bonds, 1994 Series A,
                    6.650%, 7/01/19 (Alternative Minimum Tax)                Aaa      7/04 at 102  $   22,552,703
       5,000,000   Massachusetts Housing Finance Agency, Housing
                    Revenue Refunding Bonds, 1995 Series A,
                    6.100%, 12/01/16                                         Aaa     12/05 at 102       5,069,750
-----------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 5.2%
       5,000,000   Michigan State Hospital Finance Authority Hospital
                    Revenue Refunding Bonds (Sisters of Mercy Health
                    Corporation Obligated Group), 1993 Series P,
                    5.250%, 8/15/21                                          Aaa      8/03 at 102       4,567,800
       7,490,000   Michigan State Housing Development Authority,
                    Rental Housing Revenue Bonds, 1991 Series A,
                    7.150%, 4/01/10 (Alternative Minimum Tax)                 A+      1/02 at 102       7,868,844
      10,000,000   Michigan Strategic Fund Limited Obligation
                    Refunding Revenue Bonds (The Detroit Edison
                    Company Pollution Control Bonds Project),
                    Collateralized Series 1991DD, 6.875%, 12/01/21           Aaa     12/01 at 102      10,801,200
      12,250,000   The Economic Development Corporation of the City
                    of Detroit, Resource Recovery Revenue Bonds,
                    Series 1991A, 6.875%, 5/01/09 (Alternative
                    Minimum Tax)                                             Aaa      5/01 at 102      13,115,830
      20,300,000   City of Detroit, Michigan, Sewage Disposal System
                    Revenue Bonds, Series 1991, 6.625%, 7/01/21
                    (Pre-refunded to 7/01/01)                                Aaa      7/01 at 102      22,060,619
      13,500,000   City of Detroit, Michigan, Water Supply System
                    Revenue and Revenue Refunding Bonds, Series
                    1993, 5.000% 7/01/23                                     Aaa      7/04 at 102      11,979,360
       8,000,000   Gaylord Community Schools, Counties of Otsego
                    and Antrim, State of Michigan, 1992 School
                    Building and Site and Refunding Bonds,
                    0.000%, 5/01/21 (Pre-refunded to 5/01/07)                Aaa 5/07 at 37 23/32       1,796,480
       8,500,000   County of Jackson Hospital Finance Authority,
                    Hospital Revenue Refunding Bonds (W. A. Foote
                    Memorial Hospital, Jackson Michigan), Series
                    1993A, 5.250%, 6/01/23                                   Aaa      6/03 at 102       7,700,575
      27,000,000   Okemos Public School, County of Ingham, State of
                    Michigan, 1991 School Building and Site Bonds,
                     Series I, 0.000%, 5/01/21 (Pre-refunded to 5/01/06)     Aaa 5/06 at 34 17/32       5,874,930
       7,590,000   Western Townships Utilities Authority, Sewage
                    Disposal System Refunding Bonds, Series 1991,
                    6.500%, 1/01/19                                          Aaa      1/02 at 100       7,966,464
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MINNESOTA - 0.7%
   $   5,000,000   Minnesota Housing Finance Agency, Single Family
                    Mortgage Bonds, 1992 Series E, 6.850%, 1/01/24
                    (Alternative Minimum Tax)                                AA+      7/02 at 102   $   5,196,950
       7,170,000   Minnesota Housing Finance Agency, Single Family
                    Mortgage Bonds, 1994 Series M, 6.700%, 7/01/26
                    (Alternative Minimum Tax)                                AA+      1/04 at 102       7,426,256
-----------------------------------------------------------------------------------------------------------------
                   MISSOURI - 0.5%
       5,745,000   Missouri Housing Development Commission, Single
                    Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), 1991
                    Series C, 6.900%, 7/01/18                                AAA      1/02 at 102       6,031,561
       3,630,000   Missouri Housing Development Commission, Single
                    Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), 1989A,
                    7.900%, 2/01/21 (Alternative Minimum Tax)                AAA      2/99 at 102       3,770,517
-----------------------------------------------------------------------------------------------------------------
                   MONTANA - 1.5%
      26,000,000   City of Forsyth, Rosebud County, Montana, Pollution
                    Control Revenue Refunding Bonds (Puget Sound
                    Power and Light Company Colstrip Project),
                    Series 1992, 6.800%, 3/01/22                             Aaa      3/02 at 102      27,959,360
-----------------------------------------------------------------------------------------------------------------
                   NEBRASKA - 0.2%
       2,765,000   Nebraska Investment Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1988 Series 1,
                    8.125%, 8/15/38 (Alternative Minimum Tax)                Aaa      8/98 at 102       2,877,895
-----------------------------------------------------------------------------------------------------------------
                   NEVADA - 3.0%
       5,725,000   Nevada Housing Division, Single Family Program
                    Bonds, 1994 Issue B-1 Senior Bonds,
                    6.700%, 10/01/17                                          Aa      4/04 at 102       5,970,259
       4,415,000   Nevada Housing Division Alternative Minimum
                    Tax, 6.950%, 10/01/26 (Alternative Minimum Tax)           Aa      4/04 at 102       4,611,291
      29,775,000   Clark County, Nevada, Industrial Development
                    Revenue Bonds (Nevada Power Company Project),
                    Series 1990, 7.800%, 6/01/20 (Alternative
                    Minimum Tax)                                             Aaa      6/00 at 102      32,449,093
      11,000,000   Clark County, Nevada, Las Vegas-McCarran
                    International Airport Passenger Facility Charge
                    Revenue Bonds, 1992 Series A, 6.000%, 7/01/22            Aaa      7/02 at 102      11,110,440
-----------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 0.3%
       4,950,000   New Hampshire Higher Educational and Health
                    Facilities Authority, Hospital Revenue Bonds,
                    Lakes Region Hospital Association Issue, Series
                    1993, 5.750%, 1/01/11                                    Aaa      1/03 at 102       4,979,997
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEW JERSEY - 0.2%
   $   3,220,000   New Jersey Turnpike Authority, Turnpike Revenue
                    Bonds, 1984 Series, 10.375%, 1/01/03                     AAA     No Opt. Call   $   3,787,622
-----------------------------------------------------------------------------------------------------------------
                   NEW YORK - 4.2%
                   Dormitory Authority of the State of New York, City University
                    System Consolidated, Third General Resolution Revenue Bonds,
                    1994 Series 2:
       3,000,000    6.250%, 7/01/19                                          Aaa      7/04 at 100       3,100,170
       6,400,000    6.750%, 7/01/24 (Pre-refunded to 7/01/04)                Aaa      7/04 at 102       7,196,352
       7,000,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds,
                    Series 1990 A (Consolidated Edison of New York,
                    Inc. Project), 7.500%, 7/01/25 (Alternative
                    Minimum Tax)                                             Aaa      7/99 at 101       7,452,690
      18,220,000   New York State Energy Research and Development
                    Authority, Electric Facilities Revenue Bonds,
                    Series 1989 C (Consolidated Edison Company of
                    New York, Inc. Project), 7.250%, 11/01/24
                    (Alternative Minimum Tax)                                Aaa     11/98 at 101      19,122,801
       3,000,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series KK,
                    7.800%, 10/01/20 (Alternative Minimum Tax)               Aa2     10/99 at 102       3,144,930
       8,265,000   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series C, Fixed Rate Bonds, Subseries
                    C-1, 6.250%, 8/01/10 (Pre-refunded to 8/01/02)           Aaa  8/02 at 101 1/2       8,913,472
      10,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1996 Series B, 5.750%, 6/15/26                           Aaa      6/06 at 101       9,936,300
      15,600,000   Port Authority of New York and New Jersey,
                    Consolidated Revenue Bonds, Ninety-Seventh
                    Series, 6.650%, 1/15/23 (Alternative Minimum Tax)        Aaa      1/05 at 101      16,608,540
-----------------------------------------------------------------------------------------------------------------
                   NORTH CAROLINA - 2.7%
      45,000,000   City of Charlotte, North Carolina, Certificates of
                    Participation, Series 1991 (Convention Facility
                    Project), 6.750%, 12/01/21 (Pre-refunded
                    to 12/01/01)                                             Aaa     12/01 at 102      49,441,950
-----------------------------------------------------------------------------------------------------------------
                   OHIO - 3.1%
      13,750,000   Ohio Air Quality Development Authority, Air
                    Quality Development Revenue Refunding Bonds
                    (JMG Funding Limited Partnership Project), Series
                    1994, 6.375%, 1/01/29 (Alternative Minimum Tax)          Aaa     10/04 at 102      14,271,263
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   OHIO (CONTINUED)
   $   9,490,000   Ohio Housing Finance Agency, Residential Mortgage
                    Revenue Bonds (GNMA Mortgage-Backed
                    Securities Program), 1995 Series A-2,
                    6.625%, 3/01/26 (Alternative Minimum Tax)                AAA      3/05 at 102   $   9,782,672
       8,000,000   State of Ohio, Ohio Air Quality Development
                    Authority, Air Quality Development Revenue
                    Refunding Bonds (JMG Funding, Limited
                    Partnership Project), Series 1994, 6.375%, 4/01/29
                    (Alternative Minimum Tax)                                Aaa     10/04 at 102       8,303,280
      12,550,000   City of Cleveland, Ohio, Waterworks Improvement
                    First Mortgage Revenue Bonds, Series F, 1992 A,
                    6.500%, 1/01/21 (Pre-refunded to 1/01/02)                Aaa      1/02 at 102      13,619,386
       9,000,000   County of Lucas, Ohio, Hospital Improvement
                    Revenue Bonds, Series 1992 (St. Vincent Medical
                    Center), 6.625%, 8/15/22 (Pre-refunded to 8/15/02)       Aaa      8/02 at 102       9,740,340
-----------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 3.0%
         970,000   Oklahoma Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, 1991 Series A,
                    7.150%, 3/01/07                                          Aaa      3/01 at 102       1,021,643
      44,115,000   Oklahoma Housing Finance Agency, GNMA
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1987A, 7.997%, 8/01/18
                    (Alternative Minimum Tax)                                AAA     No Opt. Call      48,963,386
       3,360,000   Norman Regional Hospital Authority (Norman,
                    Oklahoma), Hospital Revenue Bonds, Series 1991,
                    6.900%, 9/01/21 (Pre-refunded to 9/01/01)                Aaa      9/01 at 102       3,691,162
       1,475,000   Tulsa County Home Finance Authority, GNMA
                    Collateralized Mortgage Revenue Bonds, Series
                    1991C, 7.100%, 6/01/22 (Alternative Minimum Tax)         AAA     12/01 at 102       1,537,938
-----------------------------------------------------------------------------------------------------------------
                   OREGON - 0.3%
       5,500,000   State of Oregon, Housing and Community Services
                    Department, Mortgage Revenue Bonds
                    (Single-Family Mortgage Program), 1995 Series A,
                    6.450%, 7/01/26 (Alternative Minimum Tax)                 Aa      7/05 at 102       5,618,635
-----------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 5.4%
       7,000,000   Certificates of Participation, Commonwealth of
                    Pennsylvania, Harristown Development Corporation,
                    6.250%, 5/01/16                                          Aaa     11/01 at 102       7,243,180
      14,700,000   County of Allegheny, Pennsylvania Airport Revenue
                    Bonds, Series 1992A and 1992B (Greater
                    Pittsburgh International Airport), 6.625%, 1/01/22
                    (Alternative Minimum Tax)                                Aaa      1/02 at 102      15,357,237
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   PENNSYLVANIA (CONTINUED)
   $   7,000,000   Pollution Control Revenue Refunding Bonds, Beaver
                    County Industrial Development Authority, 1991
                    Series A, Pennsylvania Power Company Mansfield
                    Project), 7.150%, 9/01/21                                Aaa      9/01 at 102   $   7,633,780
      24,800,000   Butler County Hospital Authority (Butler County,
                    Pennsylvania), Hospital Revenue Bonds, Series
                    1991 A (North Hills Passavant Hospital),
                    7.000%, 6/01/22 (Pre-refunded to 6/01/01)                Aaa      6/01 at 102      27,234,120
                   Delaware County Industrial Development Authority,
                    Pollution Control Revenue Refunding Bonds, 1991
                    Series A (Philadelphia Electric Company Project):
       5,000,000    7.375%, 4/01/21                                         Baa1      4/01 at 102       5,319,700
       5,000,000    7.375%, 4/01/21                                          Aaa      4/01 at 102       5,448,650
      10,000,000   The Harrisburg Authority (Dauphin County,
                    Pennsylvania), Commonwealth of Pennsylvania
                    Lease Bonds, Series of 1991, 6.625%, 6/01/13             Aaa      6/01 at 101      10,772,900
       7,120,000   Lehigh County, Pennsylvania, General Purpose
                    Authority, Hospital Revenue Bonds (Lehigh Valley
                    Hospital, Inc.), Series A of 1994, 6.250%, 7/01/22       Aaa      7/04 at 102       7,383,084
       8,950,000   Montgomery County Industrial Development
                    Authority, Pollution Control Revenue Refunding
                    Bonds, 1992 Series A (Philadelphia Electric
                    Company Project), 6.625%, 6/01/22                        Aaa      6/02 at 102       9,590,641
-----------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 3.9%
       5,140,000   Rhode Island Depositors Economic Protection
                    Corporation, Special Obligation Bonds, 1991
                    Series A, 7.100%, 8/01/18 (Pre-refunded to 8/01/01)      Aaa      8/01 at 102       5,684,943
      20,475,000   Rhode Island Depositors Economic Protection
                    Corporation, Special Obligation Refunding Bonds,
                    1992 Series B, 5.250%, 8/01/21 (Pre-refunded
                    to 2/01/11)                                              Aaa      2/11 at 100      20,285,402
      38,650,000   The Convention Center Authority (Rhode Island),
                    Revenue Bonds, 1991 Series A, 6.700%, 5/15/20
                    (Pre-refunded to 5/15/01)                                Aaa      5/01 at 102      42,037,673
       2,195,000   Providence Housing Development Corporation,
                    Mortgage Revenue Refunding Bonds, Series 1994A
                    (FHA Insured Mortgage Loan--Barbara Jordan
                    Apartments Project) (Providence, Rhode Island),
                    6.750%, 7/01/25                                          Aaa      7/04 at 102       2,292,260
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   SOUTH CAROLINA - 1.0%
                   South Carolina Jobs-Economic Development Authority, Hospital
                    Facilities Revenue Bonds, Series 1995 (Oconee Memorial
                    Hospital, Inc.):
   $   3,000,000    6.150%, 3/01/15                                          AAA      3/05 at 102   $   3,055,080
         775,000    6.150%, 3/01/25                                          AAA      3/05 at 102         782,037
       5,275,000   Lexington County Health Services District, Inc.,
                    South Carolina, Hospital Revenue Bonds, Series
                    1991, 6.750%, 10/01/18                                   Aaa     10/01 at 102       5,674,687
      22,000,000   Piedmont Municipal Power Agency (South Carolina),
                    Electric Revenue Bonds, 1988 Refunding Series,
                    0.000%, 1/01/13                                          Aaa     No Opt. Call       8,961,888
-----------------------------------------------------------------------------------------------------------------
                   SOUTH DAKOTA - 0.4%
       4,280,000   South Dakota Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1989 (Rapid
                    City Regional Hospital), 7.000%, 9/01/14                 Aaa      9/99 at 102       4,555,632
       2,800,000   South Dakota Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1990 (McKennan
                    Hospital Issue), 7.250%, 7/01/15 (Pre-refunded
                    to 7/01/00)                                              Aaa      7/00 at 102       3,058,244
-----------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 0.4%
       7,500,000   Metropolitan Nashville Airport Authority
                    (Tennessee), Airport Improvement Revenue Bonds,
                    Refunding Series 1991C, 6.600%, 7/01/15                  Aaa      7/01 at 102       8,054,775
-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 3.9%
      14,960,000   Texas Department of Housing and Community
                    Affairs, Single Family Mortgage Revenue Bonds,
                    1996 Series D, 6.250%, 9/01/28 (Alternative
                    Minimum Tax)                                             Aaa      9/06 at 102      15,189,187
       9,500,000   Coastal Bend Health Facilities Development
                    Corporation, Incarnate Word Health Services
                    Revenue Bonds, Series 1993-A, 6.000%, 11/15/22           Aaa     11/02 at 102       9,536,765
       1,565,000   East Texas Housing Finance Corporation, Single
                    Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), Series 1990,
                    7.750%, 6/01/17 (Alternative Minimum Tax)                AAA      6/00 at 103       1,653,250
                   Harris County, Texas, Toll Road Senior Lien Revenue
                    Bonds, Series 1989:
       9,000,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09)                Aaa 8/09 at 53 26/32       2,498,940
      39,000,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09)                Aaa  8/09 at 50 8/32      10,108,800
       7,280,000    0.000%, 8/15/20 (Pre-refunded to 8/15/09)                Aaa 8/09 at 46 29/32       1,761,542
       5,085,000    0.000%, 8/15/21 (Pre-refunded to 8/15/09)                Aaa 8/09 at 43 25/32       1,148,549
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TEXAS (CONTINUED)
                   City of Houston, Texas, Water and Sewer System, Junior Lien
                    Revenue Refunding Bonds, Series 1991C:
       $ 840,000    6.375%, 12/01/17 (Pre-refunded to 12/01/01)              Aaa     12/01 at 102       $ 909,703
      14,160,000    6.375%, 12/01/17                                         Aaa     12/01 at 102      14,744,808
      13,500,000   Matagorda County Navigation District Number
                    One (Texas), Pollution Control Revenue Refunding
                    Bonds (Central Power and Light Company Project),
                    Series 1996, 6.125%, 5/01/30 (Alternative
                    Minimum Tax)                                             Aaa      5/06 at 102      13,672,395
-----------------------------------------------------------------------------------------------------------------
                   UTAH - 1.0%
       6,510,000   Utah Housing Finance Agency, Multifamily Housing
                    Refunding Bonds, 1992 Issue A (FHA Insured
                    Mortgage Loans), 7.400%, 7/01/24                          AA      1/02 at 102       6,879,768
       4,745,000   Utah Housing Finance Agency, Single Family
                    Mortgage Bonds, 1994 Issue D (Federally Insured
                    or Guaranteed Mortgage Loans), 6.750%, 1/01/27
                    (Alternative Minimum Tax)                                Aaa      7/04 at 102       4,911,502
       6,250,000   Intermountain Power Agency, 7.000%, 7/01/15               Aaa      7/97 at 102       6,406,125
-----------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 0.4%
       8,000,000   Industrial Development Authority of Loudoun
                    County, Virginia, Hospital Revenue Bonds
                    (Loudoun Hospital Center), Series 1995,
                    5.800%, 6/01/20                                          Aaa      6/05 at 102       7,914,240
-----------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 5.0%
      19,750,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1989 (Group Health
                    Cooperative of Puget Sound, Seattle),
                    7.200%, 12/01/15                                         Aaa     12/99 at 102      21,205,575
       4,750,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1992A, 6.250%, 7/01/17                                   Aaa      7/02 at 102       4,863,668
       8,500,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds, Series
                    1993B, 5.600%, 7/01/17                                   Aaa      7/03 at 102       8,166,884
       2,515,000   Public Utility District No. 1, of Douglas County,
                    Washington, Wells Hydroelectric Revenue Bonds,
                    Series of 1990, 7.800%, 9/01/18 (Alternative
                    Minimum Tax)                                              A+      9/00 at 102       2,728,800
       4,500,000   Public Hospital District No. 1, King County,
                    Washington (Valley Medical Center), Hospital
                    Facilities Revenue Bonds, Series 1990,
                    7.250%, 9/01/15 (Pre-refunded to 9/01/00)                Aaa      9/00 at 102       4,930,830
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   WASHINGTON (CONTINUED)
  $   24,675,000   Municipality of Metropolitan Seattle (Seattle,
                    Washington), Limited Sales Tax General Obligation
                    Bonds, Series 1991 (Refunding), 6.625%, 1/01/17           Aa      7/97 at 102  $   25,254,615
       4,250,000   Public Utility District No. 1 of Snohomish County,
                    Washington, Generation System Revenue Bonds,
                    Series 1989, 6.650%, 1/01/16                             Aaa     No Opt. Call       4,697,907
      20,000,000   Public Utility District No 1 of Snohomish County,
                    Washington, Generation System Revenue Bonds,
                    Series 1993, 5.500%, 1/01/20                             Aaa      1/03 at 100      18,897,800
-----------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 1.1%
       5,050,000   State of West Virginia, University of West Virginia
                    Board of Trustees, Dormitory Revenue Bonds (West
                    Virginia University Project), 1992 Series A,
                    6.750%, 5/01/17                                          Aaa     11/02 at 100       5,396,631
       4,100,000   West Virginia Water Development Authority, Water
                    Development Revenue Refunding Bonds (Loan
                    Program), 1991 Series A, 7.000%, 11/01/25                Aaa     11/01 at 102       4,479,577
      10,000,000   The County Commission of Harrison County, West
                    Virginia, Solid Waste Disposal Revenue Bonds
                    (West Penn Power Company Harrison Station
                    Project), Series B, 6.300%, 5/01/23 (Alternative
                    Minimum Tax)                                              A+      5/03 at 102      10,279,800
-----------------------------------------------------------------------------------------------------------------
                   WISCONSIN - 4.3%
      15,000,000   Wisconsin Health Educational Facilities Authority,
                    Revenue Bonds, Series 1997 (Marshfield Clinic),
                    5.750%, 2/15/27                                          AAA      2/07 at 102      14,674,350
      10,000,000   Wisconsin Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1989 (St. Luke's
                    Medical Center Project), 7.400%, 8/15/19
                    (Pre-refunded to 8/15/99)                                Aaa      8/99 at 102      10,807,800
      10,000,000   Wisconsin Health and Educational Facilities
                    Authority Revenue Bonds, Series 1990A
                    (Marshfield Clinic Project), 7.250%, 8/01/15             Aaa      8/00 at 102      10,939,800
       8,150,000   Wisconsin Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1991 (St. Luke's
                    Medical Center Project), 7.100%, 8/15/19                 Aaa      8/01 at 102       8,863,776
      17,710,000   Wisconsin Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1991-B (Novus
                    Health Group), 6.750%, 12/15/20 (Pre-refunded
                    to 12/15/01)                                             Aaa     12/01 at 102      19,429,640
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   WISCONSIN (CONTINUED)
                   Wisconsin Health and Educational Facilities
                    Authority, Revenue Refunding Bonds, Series 1990B
                    (Waukesha Memorial Hospital, Inc. Project):
   $   3,585,000    7.250%, 8/15/19 (Pre-refunded to 8/15/00)                Aaa      8/00 at 102   $   3,924,857
         215,000    7.250%, 8/15/19                                          Aaa      8/00 at 102         232,362
       8,270,000   Wisconsin Housing and Economic Development
                    Authority, Housing Revenue Bonds, 1992 Series A,
                    6.850%, 11/01/12                                         Aaa     11/02 at 102       8,692,513
  $1,837,160,000   Total Investments - (cost $1,671,907,690) - 97.9%                                1,776,539,349
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.6%
   $   7,000,000   Maricopa County, Arizona Pollution Control
                    Corporation, Pollution Control Revenue Refunding
                    Bonds (Arizona Public Service Company Palo Verde
                    Project), 1994 Series F, Variable Rate Demand
                    Bonds, 3.850%, 5/01/29+                                 A-1+                        7,000,000
       1,300,000   The Commonwealth of Massachusetts, Dedicated
                    Income Tax Bonds, Fiscal Recovery Loan, Act of
                    1990, Series B, Variable Rate Demand Bonds,
                    3.850%, 12/01/97                                      VMIG-1                        1,300,000
       2,300,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series B, Variable Rate Demand Bonds,
                    3.950%, 8/15/22+                                      VMIG-1                        2,300,000
  $   10,600,000   Total Temporary Investments - 0.6%                                                  10,600,000
================
                   Other Assets Less Liabilities - 1.5%                                                28,064,357
                   Net Assets 100%                                                                 $1,815,203,706
                                                                                                   ==============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa              173   $1,623,088,898             91%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               17      111,470,312              6
  PORTFOLIO OF                        A+                     A1                4       31,657,689              2
  INVESTMENTS            BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3                2       10,322,450              1
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                      196   $1,776,539,349            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard &Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC. (NIF)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ALABAMA - 1.3%
     $ 2,250,000   BMC Special Care Facilities Financing Authority of
                    the City of Montgomery, Revenue Bonds, Series
                    1992-A (Baptist Medical Center), 5.750%, 1/01/22         Aaa      1/02 at 100     $ 2,230,763
       3,000,000   BMC Special Care Facilities Financing Authority of
                    The City of Montgomery, Revenue Bonds, Series
                    1992-B (Baptist Medical Center), 6.700%, 12/01/10        Aaa     12/02 at 102       3,247,680
-----------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 17.2%
       1,090,000   Housing Authority of the County of Kern,
                    Guaranteed Tax-Exempt Mortgage Obligations,
                    1994 Series A, Subseries I, 7.150%, 12/30/24
                    (Alternative Minimum Tax)                                AAA     No Opt. Call       1,218,511
         595,000   Housing Authority of the County of Kern,
                    Guaranteed Tax-Exempt Mortgage Obligations,
                    1994 Series A, Subseries III, 7.450%, 6/30/25
                    (Alternative Minimum Tax)                                AAA     No Opt. Call         655,767
       6,045,000   La Verne-Grand Terrace Housing Finance Agency,
                    Single Family Residential Mortgage Revenue Bonds,
                    1984 Series A, 10.250%, 7/01/17                          Aaa     No Opt. Call       8,966,125
       5,840,000   Lancaster Redevelopment Agency, Lancaster
                    Residential Redevelopment Project Area, Tax
                    Allocation Refunding Bonds, Issue of 1992,
                    6.100%, 8/01/19                                          Aaa      8/01 at 102       5,947,222
       5,040,000   Northern California Power Agency, Hydroelectric
                    Project Number One, Revenue Bonds, 1992
                    Refunding Series A, 10.000%, 7/01/04                     Aaa     No Opt. Call       6,536,779
       5,000,000   Ontario Redevelopment Financing Authority (San
                    Bernardino County, California), 1995 Revenue
                    Refunding Bonds (Ontario Redevelopment Project
                    No. 1), 7.400%, 8/01/25                                  Aaa     No Opt. Call       6,231,350
       1,340,000   Pomona Public Financing Authority, California,
                    1992 Revenue Bonds, Series A (Water Treatment
                    Project), 6.100%, 7/01/17                                Aaa      7/02 at 102       1,368,287
       8,880,000   City of Pomona, California, Single Family Mortgage
                    Revenue Refunding Bonds (GNMA and FHLMC
                    Mortgage-Backed Securities), Series 1990B,
                    7.500%, 8/01/23                                          Aaa     No Opt. Call      11,014,930
      10,305,000   City of San Bernardino, California, Single Family
                    Mortgage Revenue Refunding Bonds (GNMA
                    Mortgage-Backed Securities), Series 1990A,
                    7.500%, 5/01/23                                          Aaa     No Opt. Call      12,207,715
      14,755,000   County of San Bernardino, California, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities), 1988 Series A, 8.300%, 9/01/14
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call      18,335,301
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   CALIFORNIA (CONTINUED)
     $ 2,000,000   City of Santa Barbara, California, Certificates of
                    Participation (1992 Water System Improvement
                    Project and Refunding), 6.700%, 4/01/27                  Aaa      4/02 at 102     $ 2,150,220
-----------------------------------------------------------------------------------------------------------------
                   COLORADO - 0.3%
       1,225,000   Summit School District RE-1, Summit County,
                    Colorado, General Obligation Improvement Bonds,
                    Series 1994, 6.700%, 12/01/14 (Pre-refunded
                    to 12/01/04)                                             Aaa     12/04 at 100       1,357,925
-----------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 0.7%
       3,000,000   District of Columbia (Washington, D.C.), Hospital
                    Revenue Bonds (National Rehabilitation Hospital,
                    Inc. Issue), Series 1989A, Medlantic Healthcare
                    Group, 7.125%, 11/01/19 (Pre-refunded to 11/01/99)       Aaa     11/99 at 102       3,233,280
-----------------------------------------------------------------------------------------------------------------
                   FLORIDA - 2.7%
       6,920,000   Polk County Industrial Development Authority,
                    Industrial Development Variable Rate Revenue
                    Bonds, 1985 Series 2 (Winter Haven Hospital
                    Project), 6.250%, 9/01/15                                Aaa      9/02 at 103       7,185,382
       4,200,000   Financing Corporation for the School Board of
                    Sarasota County, Florida, Lease Revenue Bonds,
                    Series 1990, 7.250%, 7/01/10 (Pre-refunded
                    to 7/01/00)                                              Aaa      7/00 at 101       4,557,546
-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 4.4%
       3,160,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series O, 7.800%, 1/01/20                 Aaa      1/98 at 102       3,286,811
                   Development Authority of Burke County, Georgia,
                    Pollution Control Revenue Bonds (Oglethorpe
                    Power Corporation Vogtle Project), Series 1992:
       3,555,000    7.800%, 1/01/08                                          Aaa      1/03 at 103       4,138,909
      10,000,000    8.000%, 1/01/15                                          Aaa      1/03 at 103      11,731,700
-----------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 11.8%
       6,635,000   Illinois Health Facilities Authority Revenue Bonds,
                    Series 1989 (Memorial Medical Center Project),
                    6.500%, 10/01/16                                         Aaa     10/00 at 102       6,992,693
       2,260,000   City of Carbondale, Illinois, Hospital Revenue
                    Refunding Bonds (Southern Illinois Hospital
                    Services), Series 1987, 6.875%, 3/01/15                  Aaa      3/99 at 100       2,326,783
      10,000,000   City of Chicago (Illinois), General Obligation
                    Adjustable Rate Bonds, Central Public Library
                    Project, Series C of 1988, 6.850%, 1/01/17
                    (Pre-refunded to 7/01/02)                                Aaa  7/02 at 101 1/2      11,023,400
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
     $ 8,200,000   Board of Education of the City of Chicago, General
                    Obligation Lease Certificates, 1992 Series A,
                    6.250%, 1/01/15                                          Aaa     No Opt. Call     $ 8,749,400
       2,600,000   The County of Cook, Illinois, General Obligation
                    Bonds, Series 1991, 6.250%, 11/01/21                     Aaa     11/01 at 102       2,661,932
      10,150,000   Onterie Center Housing Finance Corporation (An
                    Illinois Not For Profit Corporation), Mortgage
                    Revenue Refunding Bonds, Series 1992A (FHA
                    Insured Mortgage Loan-Onterie Center Project),
                    7.050%, 7/01/27                                          Aaa      7/02 at 102      10,691,909
       3,225,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1992A,
                    9.000%, 6/01/09                                          Aaa     No Opt. Call       4,250,679
       4,000,000   Public Building Commission of St. Clair County,
                    Illinois, St. Clair County, Illinois, Public Building
                    Revenue Bonds, Series 1992, 6.350%, 12/01/09
                    (Alternative Minimum Tax)                                Aaa     12/02 at 102       4,215,920
-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 4.1%
       2,500,000   Indiana Bond Bank, Special Program Bonds, Series
                    1985A, 9.000%, 8/01/09 (Pre-refunded to 2/01/99)         Aaa  2/99 at 101 1/2       2,772,375
       5,375,000   Indiana Health Facility Financing Authority, Hospital
                    Revenue Refunding and Improvement Bonds,
                    Series 1992 (Community Hospitals Projects),
                    6.400%, 5/01/12                                          Aaa      5/02 at 102       5,614,940
       2,000,000   Fremont Middle School Bldg. Corp., First Mortgage
                    Bonds, Series 1992, Fremont, Indiana,
                    6.750%, 3/15/13 (Pre-refunded to 3/15/02)                Aaa      3/02 at 101       2,179,360
       7,000,000   Southwest Allen Multi School Bldg. Corp., First
                    Mortgage Refunding Bonds, Series 1992 B, Fort
                    Wayne, Indiana, 6.375%, 1/15/09                          Aaa      1/02 at 101       7,377,440
-----------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 1.6%
       6,500,000   County of Daviess, Kentucky, Insured Hospital
                    Revenue Bonds, 1992 (ODCH, Inc. Project),
                    Series A, 6.250%, 8/01/22                                Aaa      8/02 at 102       6,730,685
-----------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 2.2%
                   Louisiana Public Facilities Authority, Hospital Revenue Bonds
                    (Our Lady of Lourdes Regional Medical Center Project),
                    Series 1992:
       5,000,000    6.375%, 2/01/12                                          Aaa      2/02 at 102       5,274,200
       4,000,000    6.450%, 2/01/22                                          Aaa      2/02 at 102       4,207,160

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MARYLAND - 0.6%
     $ 3,000,000   Maryland Health and Higher Educational Facilities
                    Authority, Refunding Revenue Bonds, Francis
                    Scott Key Medical Center Issue, Series 1993,
                    5.000%, 7/01/23                                          Aaa      7/03 at 102     $ 2,691,630
-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 2.8%
       8,335,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, New England Medical
                    Center Hospitals Issue, Series F, 6.625%, 7/01/25        Aaa      7/02 at 102       8,875,108
       3,000,000   Framingham Housing Authority, Massachusetts,
                    Mortgage Revenue Bonds (GNMA Collateralized-
                    Beaver Terrace Apartments Project), Series 1992A,
                    6.650%, 2/20/32                                          AAA      8/01 at 102       3,094,440
-----------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 0.5%
       2,000,000   Paw Paw Public Schools, County of Van Buren, State
                    of Michigan, 1995 School Building and Site Bonds
                    (General Obligation-Unlimited Tax),
                    5.625%, 5/01/25                                          Aaa      5/05 at 100       1,947,780
-----------------------------------------------------------------------------------------------------------------
                   MINNESOTA - 0.4%
       1,935,000   Minnesota Housing Finance Agency, Rental Housing
                    Bonds, 1995 Series D (Non-AMT), 5.950%, 2/01/18          Aaa      2/05 at 102       1,930,221
-----------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 0.8%
       3,300,000   Mississippi Home Corporation, Single Family Senior
                    Revenue Refunding Bonds, Series 1990A,
                    9.250%, 3/01/12                                          Aaa      9/00 at 103       3,538,557
-----------------------------------------------------------------------------------------------------------------
                   MISSOURI - 3.0%
       7,495,000   The Industrial Development Authority of Jefferson
                    County, Missouri, Housing Revenue Bonds
                    (Richardson Road Apartments Project), Series 1985,
                    11.000%, 12/15/15 (Pre-refunded to 8/15/07)              AAA      8/07 at 100      10,920,890
       2,250,000   The Industrial Development Authority of The City
                    of University City, Missouri, Multifamily Housing
                    Revenue Refunding Bonds (GNMA Collateralized-
                    Canterbury Gardens Project), Series 1995A,
                    6.000%, 12/20/30                                         AAA     12/05 at 102       2,256,818
-----------------------------------------------------------------------------------------------------------------
                   MONTANA - 3.2%
      13,000,000   City of Forsyth, Rosebud County, Montana, Pollution
                    Control Revenue Refunding Bonds (Puget Sound
                    Power and Light Company Colstrip Project),
                    Series 1992, 6.800%, 3/01/22                             Aaa      3/02 at 102      13,979,680
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEBRASKA - 0.4%
     $ 1,700,000   Nebraska Investment Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1988 Series 1,
                    8.125%, 8/15/38 (Alternative Minimum Tax)                Aaa      8/98 at 102     $ 1,769,411
-----------------------------------------------------------------------------------------------------------------
                   NEVADA - 2.6%
       6,000,000   Humboldt County, Nevada, Variable Rate Demand
                    Pollution Control Refunding Revenue Bonds (Sierra
                    Pacific Power Company Project), Series 1987,
                    6.550%, 10/01/13                                         Aaa     10/02 at 102       6,400,980
       4,500,000   Washoe County, Nevada, Variable Rate Demand Gas
                    and Water Facilities Refunding Revenue Bonds
                    (Sierra Pacific Power Company Project),
                    Series 1987, 6.300%, 12/01/14                            Aaa      7/02 at 102       4,702,860
-----------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 0.7%
       3,000,000   New Hampshire Higher Educational and Health
                    Facilities Authority, Hospital Revenue Bonds,
                    Concord Hospital Issue, Series 1996,
                    6.000%, 10/01/26                                         Aaa     10/06 at 102       3,013,350
-----------------------------------------------------------------------------------------------------------------
                   NEW YORK - 5.6%
       7,645,000   Metropolitan Transportation Authority, Transit
                    Facilities Revenue Bonds, Series J, 9.100%, 7/01/05      Aaa     No Opt. Call       9,605,178
       1,425,000   The City of New York, General Obligation Bonds,
                    Fiscal 1990 Series H, 7.875%, 8/01/00                    Aaa     No Opt. Call       1,559,435
                   The City of New York, General Obligation Bonds,
                    1992 Series C:
       6,665,000    6.625%, 8/01/14 (Pre-refunded to 8/01/02)                Aaa  8/02 at 101 1/2       7,302,774
         335,000    6.625%, 8/01/14                                          Aaa  8/02 at 101 1/2         360,741
                   The City of New York, General Obligation Bonds, Fiscal 1992
                    Series C, Subseries C-1:
       4,950,000    6.625%, 8/01/15 (Pre-refunded to 8/01/02)                Aaa  8/02 at 101 1/2       5,423,666
          50,000    6.625%, 8/01/15                                          Aaa  8/02 at 101 1/2          53,842
-----------------------------------------------------------------------------------------------------------------
                   OHIO - 0.6%
       2,690,000   County of Cuyahoga, Ohio, Hospital Improvement
                    and Refunding Revenue Bonds, Series 1997 (The
                    MetroHealth System Project), 5.500%, 2/15/27             Aaa      2/07 at 102       2,577,773
-----------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 4.1%
       9,240,000   Oklahoma Housing Finance Agency, GNMA
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1987A, 7.997%, 8/01/18 (Alternative
                    Minimum Tax)                                             AAA     No Opt. Call      10,262,960
       4,285,000   Tulsa International Airport, General Revenue Bonds,
                    Series 1989, 7.700%, 6/01/09 (Alternative
                    Minimum Tax) (Pre-refunded to 6/01/97)                   Aaa  6/97 at 102 1/2       4,406,051
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   OKLAHOMA (CONTINUED)
     $ 3,000,000   Tulsa Industrial Authority, Multifamily Housing
                    Revenue Refunding Bonds (GNMA Collateralized-
                    Country Club of Woodland Hills Development),
                    Series 1995, 6.250%, 11/01/27                            Aaa     11/05 at 103     $ 3,076,710
-----------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 8.0%
      13,480,000   County of Allegheny, Pennsylvania, Airport Revenue
                    Bonds, Series 1988C (Greater Pittsburgh
                    International Airport), 8.250%, 1/01/16
                    (Alternative Minimum Tax)                                Aaa      1/98 at 102      14,075,007
      19,140,000   Montgomery County Industrial Development
                    Authority, Pollution Control Revenue Refunding
                    Bonds, 1992 Series A (Philadelphia Electric
                    Company Project), 6.625%, 6/01/22                        Aaa      6/02 at 102      20,510,041
-----------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 4.8%
      12,750,000   Rhode Island Depositors Economic Corporation,
                    Special Obligation Bonds, 1992 Series A,
                    6.625%, 8/01/19 (Pre-refunded to 8/01/02)                Aaa      8/02 at 102      13,988,535
       4,000,000   State of Rhode Island and Providence Plantations,
                    General Obligation Bonds, Consolidated Capital
                    Development Loan of 1993, Refunding Series,
                    7.000%, 6/15/05                                          Aaa     No Opt. Call       4,498,680
       1,900,000   The Convention Center Authority (Rhode Island),
                    Revenue Bonds, 1991 Series A, 6.700%, 5/15/20
                    (Pre-refunded to 5/15/01)                                Aaa      5/01 at 102       2,066,535
-----------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 2.4%
       9,450,000   South Carolina Public Service Authority, Santee
                    Cooper, Revenue Bonds, 1991 Series D,
                    6.500%, 7/01/24 (Pre-refunded to 7/01/02)                Aaa      7/02 at 102      10,304,375
-----------------------------------------------------------------------------------------------------------------
                   SOUTH DAKOTA - 0.5%
       2,100,000   South Dakota Health and Educational Facilities
                    Authority, Vocational Education Program Revenue
                    Bonds, Series 1993A and 1993B, 5.700%, 8/01/23           Aaa      8/03 at 102       2,042,691
-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 6.8%
       1,000,000   Board of Regents of Texas Southern University,
                    Consolidated Revenue Refunding Bonds,
                    Series 1993-A, 5.750%, 8/01/18                           Aaa      8/03 at 101         994,440
       5,000,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1993A,
                    6.050%, 4/01/25 (Alternative Minimum Tax)                Aaa      4/03 at 102       5,026,200
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TEXAS (CONTINUED)
     $ 2,085,000   Corpus Christi Housing Finance Corporation, Single
                    Family Mortgage Senior Revenue Refunding Bonds,
                    Series 1991A, 7.700%, 7/01/11                            Aaa      7/01 at 103     $ 2,267,438
       1,850,000   City of El Paso Property Finance Authority, Inc.,
                    Single Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), Series 1992A,
                    8.700%, 12/01/18 (Alternative Minimum Tax)               Aaa      6/02 at 103       1,985,457
                   Harris County, Texas, Toll Road Senior Lien Revenue
                    Refunding Bonds, Series 1992A:
       5,210,000    6.500%, 8/15/17 (Pre-refunded to 8/15/02)                Aaa      8/02 at 102       5,691,196
         940,000    6.500%, 8/15/17                                          Aaa      8/02 at 102       1,009,908
                   Harris County, Texas, Toll Road Senior Lien Revenue
                    Refunding Bonds, Series 1992B:
       7,400,000    6.625%, 8/15/17 (Pre-refunded to 8/15/97)                Aaa      8/97 at 102       7,607,644
       1,600,000    6.625%, 8/15/17                                          Aaa      8/97 at 102       1,644,224
       3,000,000   Rio Grande Valley Health Facilities Development
                    Corporation (Texas), Hospital Revenue Bonds
                    (Valley Baptist Medical Center Project),
                    Series 1992A, 6.375%, 8/01/22                            Aaa      8/02 at 102       3,114,090
-----------------------------------------------------------------------------------------------------------------
                   UTAH - 0.4%
       1,490,000   State Board of Regents of the State of Utah, Weber
                    State University, Student Facilities System Revenue
                    Bonds, Series 1992, 6.250%, 4/01/10                      Aaa      4/02 at 100       1,548,228
-----------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 2.3%
       1,085,000   North Franklin School District No. J51-162, Franklin
                    and Adams Counties, Washington, Unlimited Tax
                    General Obligation Bonds, 1992, 6.700%, 12/01/10         Aaa     12/02 at 100       1,161,068
                   Puyallup School District No. 3, Pierce County,
                    Washington, Unlimited Tax General Obligation
                    and Refunding Bonds, 1992 Series A:
       2,000,000    6.650%, 12/01/07 (Pre-refunded to 12/01/02)              Aaa     12/02 at 100       2,174,720
       4,750,000    6.700%, 12/01/09 (Pre-refunded to 12/01/02)              Aaa     12/02 at 100       5,176,454
       1,325,000   City of Richland, Washington, Electric Revenue
                    Bonds, 1992, 6.700%, 11/01/11                            Aaa     11/02 at 100       1,416,770
-----------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 1.5%
       6,000,000   Mason County, West Virginia, Pollution Control
                    Revenue Bonds (Appalachian Power Company
                    Project), Series I, 6.850%, 6/01/22                      Aaa      6/02 at 102       6,480,540
    $385,000,000   Total Investments - (cost $398,445,783) - 98.3%                                    425,206,175
================
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.2%
       $ 900,000   Port Authority of Cincinnati and Hamilton County,
================
                    Daily Adjustable Economic Development Revenue
                    Bonds (Kenwood Office Associates Project),
                    Series 1985, Variable Rate Demand Bonds,
                    4.150%, 9/01/25+                                         A-2                       $  900,000
                    Other Assets Less Liabilities - 1.5%                                                6,405,813
                   Net Assets - 100%                                                                 $432,511,988
                                                                                                     ============
                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               80     $425,206,175            100%
  RATINGS*
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                       80     $425,206,175            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED PREMIUM INCOME MUNICIPALFUND 2 (NPX)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ALABAMA - 0.8%
     $ 2,500,000   City of Mobile, Alabama, General Obligation
                    Refunding Warrants, Series 1996, 5.750%, 2/15/16         Aaa      2/06 at 102     $ 2,516,750
       1,600,000   City of Northport (Alabama), General Obligation
                    Warrants, Series 1996-B, 5.700%, 3/01/21                 Aaa      3/06 at 102       1,592,624
       2,000,000   City of Scottsboro (Alabama), General Obligation
                    School Warrants, Series 1996-B, 5.750%, 7/01/14          Aaa      7/06 at 102       2,008,820
-----------------------------------------------------------------------------------------------------------------
                   ALASKA - 1.0%
       4,200,000   Alaska Housing Finance Corporation, Mortgage
                    Revenue Bonds, 1996 Series A, 6.050%, 12/01/17           Aaa      6/06 at 102       4,203,108
       3,000,000   Municipality of Anchorage, Alaska, 1989 General
                    Obligation Refunding Water Bonds,
                    6.250%, 6/01/23                                          Aaa      6/99 at 100       3,029,190
-----------------------------------------------------------------------------------------------------------------
                   ARIZONA - 0.4%
       2,700,000   Glendale Union High School District No. 205 of
                    Maricopa County, Arizona, School Improvement
                    Bonds (Projects of 1993), Series B (1995),
                    5.700%, 7/01/14                                          Aaa      7/05 at 101       2,715,687
-----------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 8.2%
       6,590,000   California Housing Finance Agency, Multi-Unit
                    Rental Housing Revenue Bonds, 1992 Series A,
                    6.625%, 2/01/24 (Alternative Minimum Tax)                 A1      2/03 at 102       6,731,092
       2,500,000   California Housing Finance Agency Home Mortgage
                    Revenue Bonds, 1996 Series D, 6.150%, 8/01/28
                    (Alternative Minimum Tax)                                Aaa      8/07 at 102       2,518,975
       6,500,000   California Housing Finance Agency Multifamily
                    Housing Revenue Bonds III, 1997 Series A,
                    5.950%, 8/01/28 (Alternative Minimum Tax)                Aaa      2/07 at 102       6,480,955
      10,355,000   State of California Various Purpose General
                    Obligation Bonds, 11.000%, 8/01/03                       Aaa     No Opt. Call      13,697,076
                   Central Coast Water Authority Refunding Revenue
                    Bonds (State Water Project Regional Facilities),
                    Series 1996B:
       1,020,000    5.800%, 10/01/16                                         Aaa     10/06 at 100       1,021,775
       2,800,000    5.850%, 10/01/22                                         Aaa     10/06 at 100       2,794,316
       3,000,000   M-S-R Public Power Agency, California, San Juan
                    Project Revenue Bonds, Series F, 6.000%, 7/01/20         Aaa      7/03 at 102       3,033,450
       3,500,000   Northern California Power Agency, Hydroelectric
                    Project Number One, Revenue Bonds, 1993
                    Refunding Series A, 5.500%, 7/01/16                      Aaa      7/03 at 102       3,377,185
       6,850,000   County of Orange, California, 1996 Recovery
                    Certificates of Participation, Series A,
                    6.000%, 7/01/26                                          Aaa      7/06 at 102       6,929,940
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   CALIFORNIA (CONTINUED)
                   San Leandro Housing Finance Corporation Mortgage Revenue
                    Refunding Bonds, Series 1993A (FHA-Insured Mortgage
                    Loan-Ashland Village Apartments Section 8 Assisted Project):
     $ 1,875,000    6.550%, 1/01/12                                          Aaa      1/02 at 102     $ 1,950,619
       5,100,000    6.650%, 1/01/25                                          Aaa      1/02 at 102       5,290,791
       8,000,000   The Regents of the University of California
                    Refunding Revenue Bonds (1989 Multiple Purpose
                    Projects), Series C, 5.000%, 9/01/14                     Aaa      9/03 at 102       7,367,040
-----------------------------------------------------------------------------------------------------------------
                   COLORADO - 1.3%
       9,425,000   Town of Castle Rock, Colorado, Multifamily Housing
                    Revenue Bonds (The Pines at Castle Rock (Phase II)
                    Project), 1996 Series A, 6.200%, 12/01/28
                    (Alternative Minimum Tax)                                Aaa     12/06 at 101       9,533,765
-----------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 3.8%
       5,000,000   District of Columbia (Washington, D.C.), General
                    Obligation Refunding Bonds, Series 1994A,
                    6.500%, 6/01/09                                          Aaa      No Opt Call       5,469,350
       5,000,000   District of Columbia (Washington, D.C.), General
                    Obligation Refunding Bonds, Series 1993B,
                    5.500%, 6/01/12                                          Aaa     No Opt. Call       4,845,400
       5,000,000   District of Columbia, Hospital Improvement and
                    Refunding Revenue Bonds (Children's Hospital
                    Issue), Series 1992A, 6.250%, 7/15/19                    Aaa      7/02 at 102       5,096,600
       3,775,000   District of Columbia Housing Finance Agency
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1990C-4, 6.350%, 12/01/24
                    (Alternative Minimum Tax)                                AAA      6/03 at 102       3,819,885
       4,030,000   District of Columbia Housing Finance Agency
                    Mortgage Revenue Refunding Bonds, Series 1993A
                    (FHA-Insured Mortgage Loan-Southview
                    Apartments II Section 8 Assisted Project),
                    6.000%, 1/01/25                                          Aaa      7/03 at 102       4,037,335
       5,250,000   District of Columbia University Revenue Bonds
                    (The Catholic University of America Issue), Series
                    1993, 6.450%, 10/01/23                                   AAA     10/03 at 102       5,423,303
-----------------------------------------------------------------------------------------------------------------
                   FLORIDA - 2.2%
       2,000,000   Florida Housing Finance Agency, Housing
                    Revenue Bonds, 1996 Series K-1 (Mariner Club
                    Apartments Project), 6.250%, 9/01/26 (Alternative
                    Minimum Tax)                                             Aaa      9/06 at 102       2,027,360
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   FLORIDA (CONTINUED)
     $ 5,250,000   State of Florida, Department of Environmental
                    Protection, Preservation 2000 Revenue Bonds,
                    Series 1994A, 4.750%, 7/01/12                            Aaa      7/04 at 101     $ 4,725,420
       7,000,000   Dade County, Florida Water and Sewer System
                    Revenue Refunding Bonds, Series 1993,
                    5.000%, 10/01/13                                         Aaa     10/03 at 102       6,534,710
       3,000,000   Jacksonville Port Authority (Jacksonville, Florida),
                    1996 Port Facilities Revenue Refunding Bonds,
                    5.625%, 11/01/18 (Alternative Minimum Tax)               Aaa     11/06 at 102       2,912,640
-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 3.1%
       3,000,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series EE, 6.000%, 1/01/22                Aaa      1/04 at 102       3,028,950
       2,000,000   Housing Authority of Fulton County, Georgia, Single
                    Family Mortgage Revenue Refunding Bonds
                    (GNMA Mortgage-Backed Securities Program),
                    Series 1996A, 6.200%, 9/01/27 (Alternative
                    Minimum Tax)                                             AAA      9/06 at 102       2,012,740
      18,000,000   County Board of Education of Richmond County
                    (Georgia), General Obligation School Bonds,
                    Series 1997, 5.950%, 11/01/26                            Aaa      5/98 at 100      18,025,020
-----------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 20.7%
       8,000,000   Illinois Development Finance Authority Pollution
                    Control Revenue Refunding Bonds, 1987 Series A
                    (Illinois Power Company Project), 8.300%, 4/01/17        Aaa      4/98 at 102       8,426,560
                   Illinois Development Finance Authority School
                    District Program Revenue Bonds, Series 1995
                    (Indian Prairie Community Unit School District
                    Number 204 Project):
       3,635,000    7.750%, 12/30/03                                         Aaa     No Opt. Call       4,185,448
       4,340,000    7.750%, 12/30/04                                         Aaa     No Opt. Call       5,063,348
       6,000,000   Illinois Educational Facilities Authority Revenue
                    Bonds, Illinois Wesleyan University, Series 1997,
                    5.650%, 9/01/26                                          Aaa      9/07 at 102       5,803,560
       1,950,000   Illinois Health Facilities Authority Health Facilities
                    Refunding Revenue Bonds (SSM Health Care),
                    Series 1992AA, 6.550%, 6/01/14                           Aaa     No Opt. Call       2,134,958
                   Illinois Health Facilities Authority (Lutheran General
                    Health System), Revenue Bonds, Series 1993A:
       4,355,000    6.125%, 4/01/12                                          Aaa     No Opt. Call       4,650,922
       5,000,000    6.250%, 4/01/18                                          Aaa     No Opt. Call       5,319,350
       5,000,000   Illinois Health Facilities Authority, FHA Insured
                    Mortgage Revenue Bonds, Series 1996 (Sinai
                    Health System), 6.000%, 2/15/24                          Aaa      2/06 at 102       5,021,150
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
     $ 1,250,000   Illinois Health Facilities Authority, Revenue
                    Refunding Bonds, Series 1997 (Little Company of
                    Mary Hospital), 5.500%, 8/15/21                          Aaa      8/07 at 102     $ 1,175,800
       1,770,000   Illinois Health Facilities Authority Revenue Bonds,
                    Series 1991 (Elmhurst Memorial Hospital),
                    6.625%, 1/01/22                                          Aaa      1/02 at 102       1,877,952
       4,000,000   Illinois Housing Development Authority Housing
                    Development Bonds, 1993 Series A,
                    6.000%, 7/01/18                                           A1      1/04 at 102       3,994,840
       4,000,000   State of Illinois, Build Illinois Bonds (Sales Tax
                    Revenue Bonds), Series W, 5.000%, 6/15/16                Aaa      6/06 at 101       3,665,280
       4,000,000   The Illinois State Toll Highway Authority, Toll
                    Highway Priority Revenue Bonds, 1992 Series A,
                    6.200%, 1/01/16                                          Aaa      1/03 at 102       4,091,320
       2,500,000   City of Aurora, Kane, DuPage, Kendall and Will
                    Counties, Illinois, General Obligation Corporate
                    Purpose Bonds, Series 1996, 5.800%, 1/01/14              Aaa      1/05 at 100       2,509,125
       1,500,000   City of Chicago, General Obligation Bonds, Project
                    Series 1995, 6.125%, 1/01/16                             Aaa      7/05 at 102       1,531,710
      19,575,000   Chicago School Reform Board of Trustees of the
                    Board of Education of the City of Chicago, Illinois,
                    Unlimited Tax General Obligation Bonds
                    (Dedicated Tax Revenues), Series 1997,
                    5.750%, 12/01/27 (WI)                                    Aaa     12/07 at 102      19,146,699
                   City of Chicago, Chicago Midway Airport Revenue
                    Bonds, 1994 Series A:
       1,100,000    6.100%, 1/01/08 (Alternative Minimum Tax)                Aaa      1/04 at 102       1,145,694
       2,750,000    6.250%, 1/01/14 (Alternative Minimum Tax)                Aaa      1/04 at 102       2,812,453
       5,000,000   City of Chicago, Chicago Midway Airport Revenue
                    Bonds, 1996 Series B, 5.750%, 1/01/22
                    (Alternative Minimum Tax)                                Aaa      1/07 at 101       4,861,600
       3,530,000   City of Chicago, Motor Fuel Tax Revenue Bonds,
                    Refunding Series 1993, 5.375%, 1/01/14                   Aaa     No Opt. Call       3,427,630
       9,000,000   City of Chicago, Chicago-O'Hare International
                    Airport, International Terminal Special Revenue
                    Bonds, Series 1992, 6.750%, 1/01/18 (Alternative
                    Minimum Tax)                                             Aaa      1/02 at 102       9,606,150
       8,235,000   City of Chicago, Chicago-O'Hare International
                    Airport, General Airport Second Lien Revenue
                    Refunding Bonds, 1994 Series A, 6.375%, 1/01/15          Aaa      1/05 at 102       8,627,480
       3,500,000   City of Chicago, Chicago-O'Hare International
                    Airport Passenger Facility Charge Revenue Bonds,
                    Series 1996A, 5.625%, 1/01/15                            Aaa      1/06 at 102       3,436,335
       1,735,000   City of Chicago Sales Tax Revenue Bonds, Series
                    1997, 6.000%, 1/01/08                                    Aaa     No Opt. Call       1,842,310
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
     $ 2,000,000   City of Chicago Wastewater Transmission Revenue
                    Bonds, Refunding Series 1993, 5.125%, 1/01/20            Aaa      1/03 at 100     $ 1,797,080
       5,000,000   The County of Cook, Illinois, General Obligation
                    Bonds, Series 1992A, 6.600%, 11/15/22                    Aaa     11/02 at 102       5,374,550
       3,000,000   Community College District No. 508, Cook
                    County, Illinois, Certificates of Participation,
                    8.750%, 1/01/06                                          Aaa     No Opt. Call       3,705,720
      13,825,000   School District Number 46 Kane, Cook and
                    DuPage Counties, Illinois (Elgin School District
                    Number U-46), School Bonds, Series 1997,
                    7.800%, 1/01/12                                          Aaa     No Opt. Call      16,815,486
       2,600,000   Community Unit School District Number 115
                    Kendall and Kane Counties, Illinois (Yorkville),
                    School Bonds, Series 1996, 7.000%, 1/01/07               Aaa     No Opt. Call       2,916,160
         165,000   Metropolitan Pier and Exposition Authority
                    (Illinois), McCormick Place Expansion Project
                    Bonds, Series 1992A, 6.500%, 6/15/22                     Aaa      6/03 at 102         174,961
       6,335,000   Metropolitan Pier and Exposition Authority
                    (Illinois), McCormick Place Expansion Project
                    Bonds, Series 1922A, 6.500%, 6/15/22
                    (Pre-refunded to 6/15/03)                                Aaa      6/03 at 102       6,957,731
       3,735,000   City of Peoria, City of Moline and City of Freeport,
                    Illinois, Collateralized Single Family Mortgage
                    Revenue Bonds, Series 1995A, 7.600%, 4/01/27
                    (Alternative Minimum Tax)                                AAA     10/05 at 105       4,095,353
-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 2.6%
       2,220,000   Indiana Municipal Power Agency, Power Supply
                    System Revenue Bonds, 1993 Series A,
                    6.125%, 1/01/19                                          Aaa      1/03 at 102       2,241,379
       4,525,000   Indiana Transportation Finance Authority Airport
                    Facilities Lease Revenue Refunding Bonds, 1996
                    Series A, 6.000%, 11/01/10                               Aaa     No Opt. Call       4,780,708
       2,000,000   Indiana Transportation Finance Authority
                    Highway Revenue Refunding Bonds, Series
                    1996B, 6.000%, 12/01/06                                  Aaa     No Opt. Call       2,121,800
       1,000,000   Fort Wayne South Side School Bldg. Corp., First
                    Mortgage Bonds, Series 1994, Allen County,
                    Indiana, 6.125%, 1/15/12                                 Aaa      1/04 at 102       1,034,300
       9,770,000   Northwest Allen Building Corporation First
                    Mortgage Bonds, Series 1995 Allen County,
                    Indiana, 5.500%, 6/01/15                                 Aaa      6/05 at 102       9,513,049
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   KANSAS - 0.8%
     $ 3,125,000   City of Olathe, Kansas and Labette County, Kansas,
                    Collateralized Single Family Mortgage Refunding
                    Revenue Bonds, Series A-I, 8.100%, 8/01/23
                    (Alternative Minimum Tax)                                Aaa      2/05 at 105     $ 3,459,406
       2,330,000   Sedwick County, Kansas and Shawnee County,
                    Kansas, Collateralized Single Family Mortgage
                    Refunding Revenue Bonds, Series A-II,
                    8.050%, 5/01/24 (Alternative Minimum Tax)                Aaa     11/04 at 105       2,578,308
-----------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 0.3%
       2,500,000   Louisiana Public Facilities Authority Revenue Bonds
                    (Louisiana Department of Health and Hospitals
                    Medical Center of Louisiana at New Orleans
                    Project), Series 1992, 6.250%, 10/15/10                  AAA     10/02 at 100       2,593,850
-----------------------------------------------------------------------------------------------------------------
                   MAINE - 0.3%
       1,745,000   Maine Turnpike Authority, Turnpike Revenue Bonds,
                    Series 1994, 7.500%, 7/01/09                             Aaa     No Opt. Call       2,077,231
-----------------------------------------------------------------------------------------------------------------
                   MARYLAND - 1.2%
       8,605,000   Maryland Transportation Authority, Special
                    Obligation Revenue Bonds, Baltimore/Washington
                    International Airport Projects, Series 1994-A
                    (Qualified Airport Bonds), 6.400%, 7/01/19
                    (Alternative Minimum Tax)                                Aaa      7/04 at 102       8,864,957
-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 1.9%
       5,000,000   Massachusetts Housing Finance Agency, Housing
                    Project Revenue, 6.150%, 10/01/15                        Aaa      4/03 at 102       5,071,550
       8,795,000   Massachusetts Housing Finance Agency Single
                    Family Housing Revenue Bonds, Series 4B,
                    6.350%, 6/01/26 (Alternative Minimum Tax)                Aaa      6/06 at 102       8,962,633
-----------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 3.1%
      10,000,000   Michigan State Housing Development Authority,
                    Rental Housing Revenue Bonds, 1997 Series A
                    (AMT), 6.000%, 4/01/16 (Alternative Minimum Tax)         Aaa      4/07 at 102      10,016,300
       2,650,000   Imlay City Community Schools, County of Lapeer,
                    State of Michigan 1994 Refunding Bonds (General
                    Obligation-Unlimited Tax), 5.400%, 5/01/17               Aaa      5/06 at 100       2,542,119
      10,000,000   County of Monroe, Michigan, Pollution Control
                    Revenue Bonds (The Detroit Edison Company
                    Project), Series CC-1992, 6.550%, 9/01/24
                    (Alternative Minimum Tax)                                Aaa      9/03 at 103      10,485,800
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MINNESOTA - 0.9%
     $ 4,830,000   Minnesota Housing Finance Agency, Rental Housing
                    Bonds, 1995 Series D (Non-AMT), 5.950%, 2/01/18          Aaa      2/05 at 102     $ 4,818,070
       2,000,000   Minnesota Housing Finance Agency, Single Family
                    Mortgage Bonds, 1996 Series H, 6.000%, 1/01/21           AA+      1/06 at 102       2,009,180
-----------------------------------------------------------------------------------------------------------------
                   MISSOURI - 3.5%
       3,415,000   Health and Educational Facilities Authority of the
                    State of Missouri, Health Facilities Revenue Bonds
                    (Health Midwest), Series 1992B, 6.250%, 2/15/22          Aaa      2/02 at 102       3,533,740
       1,030,000   Missouri Housing Development Commission,
                    Multifamily Housing Revenue Bonds (Brookstone
                    Village Apartments Project), 1996 Series A,
                    6.000%, 12/01/16 (Alternative Minimum Tax)               Aaa     12/06 at 102       1,027,580
       1,000,000   The Industrial Development Authority of the City
                    of Hazelwood, Missouri, Multifamily Housing
                    Revenue Refunding Bonds (GNMA Collateralized-
                    The Lakes Apartments Project), Series 1996A,
                    6.000%, 9/20/16                                          AAA      9/06 at 102       1,004,840
       8,000,000   City of Kansas City, Missouri, General Improvement
                    Airport Refunding Revenue Bonds, Series 1995,
                    6.750%, 9/01/09                                          Aaa      9/05 at 101       8,838,720
       4,500,000   Land Clearance For Redevelopment Authority, of
                    Kansas City, Missouri, Lease Revenue Bonds
                    (Municipal Auditorium and Muehlebach Hotel
                    Redevelopment Projects), Series 1995A,
                    5.900%, 12/01/18                                         Aaa     12/05 at 102       4,553,595
       1,000,000   Kansas City Municipal Assistance Corporation
                    Leasehold Revenue Capital Improvement Bonds
                    (Kansas City, Missouri, Lessee), Series 1996B,
                    5.750%, 1/15/14                                          Aaa      1/06 at 101       1,004,270
       1,500,000   Francis Howell School District Educational Facilities
                    Authority Leasehold Revenue Bonds, Series 1996
                    (Francis Howell School District, St. Charles County,
                    Missouri Project), 5.200%, 3/01/09                       Aaa      3/06 at 100       1,471,590
       3,310,000   The Industrial Development Authority of the County
                    of St. Louis, Missouri, Multifamily Housing
                    Revenue Refunding Bonds (GNMA Collateralized-
                    South Summit Apartments Project), Series 1997A,
                    6.050%, 4/20/27                                          AAA      4/07 at 102       3,321,122
       1,500,000   The Curators of the University of Missouri, Health
                    Facilities Revenue Bonds (University of Missouri
                    Health System), Series 1996A, 5.250%, 11/01/11           Aaa     11/06 at 102       1,465,050
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEVADA - 3.8%
     $ 2,905,000   Clark County, Nevada, General Obligation (Limited
                    Tax) (Additionally Secured with Pledged Revenues),
                    Airport Bonds, Series June 1, 1991,
                    10.000%, 6/01/01                                         Aaa     No Opt. Call     $ 3,450,356
       5,000,000   Clark County, Nevada, Industrial Development
                    Revenue Bonds (Nevada Power Company Project),
                    Series 1992A, 6.700%, 6/01/22 (Alternative
                    Minimum Tax)                                             Aaa      6/02 at 102       5,286,350
                   Clark County School District, Nevada, General
                    Obligation (Limited Tax), School Improvement
                    Bonds, Series May 1, 1995A:
       7,295,000    7.250%, 6/15/03                                          Aaa     No Opt. Call       8,128,089
       8,320,000    7.250%, 6/15/04                                          Aaa     No Opt. Call       9,372,563
       2,490,000   University and Community College System of Nevada,
                    University Refunding Revenue Bonds, Series
                    January 1, 1994, 5.600%, 7/01/13                         Aaa      7/03 at 101       2,473,317
-----------------------------------------------------------------------------------------------------------------
                   NEW JERSEY - 4.5%
      15,495,000   New Jersey Economic Development Authority, Gas
                    Facilities Revenue Bonds, 1991 Series,
                    (Elizabethtown Gas Company Project),
                    6.750%, 10/01/21 (Alternative Minimum Tax)               Aaa     10/98 at 100      15,832,946
       2,500,000   New Jersey Housing and Mortgage Finance Agency,
                    Multi-Family Housing Revenue Bonds, 1995
                    Series A, 6.000%, 11/01/14                               Aaa      5/05 at 102       2,543,225
      10,000,000   New Jersey Housing and Mortgage Finance Agency,
                    Revenue Bonds (Home Buyer), 1996 Series S,
                    6.050%, 10/01/28 (Alternative Minimum Tax)               Aaa  4/07 at 101 1/2      10,033,100
                   New Jersey Turnpike Authority, Turnpike Revenue
                    Bonds, Series 1991, C:
       3,000,000    6.500%, 1/01/08                                          Aaa     No Opt. Call       3,330,300
       2,000,000    6.500%, 1/01/16                                          Aaa     No Opt. Call       2,215,240
-----------------------------------------------------------------------------------------------------------------
                   NEW YORK - 7.2%
       5,230,000   Dormitory Authority of the State of New York,
                    Maimonides Medical Center, FHA-Insured
                    Mortgage Hospital Revenue Bonds, Series 1996A,
                    5.750%, 8/01/14                                          Aaa      2/06 at 102       5,226,653
                   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA-Insured
                    Mortgage Revenue Bonds, 1994 Series A (AMBAC
                    Insured Series):
       3,000,000    6.750%, 8/15/14                                          Aaa      2/05 at 102       3,261,090
       2,500,000    6.800%, 8/15/24                                          Aaa      2/05 at 102       2,725,375
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEW YORK (CONTINUED)
     $ 6,150,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1995 Series C,
                    6.000%, 8/15/15                                          Aaa      2/05 at 102     $ 6,311,868
       3,000,000   New York State Thruway Authority, Highway and
                    Bridge Trust Fund Bonds, Series 1995B,
                    6.000%, 4/01/05                                          Aaa     No Opt. Call       3,183,000
       4,090,000   Metropolitan Transportation Authority Commuter
                    Facilities Revenue Bonds, Series 1994A,
                    8.000%, 7/01/07                                          Aaa     No Opt. Call       4,934,749
       4,985,000   Metropolitan Transportation Authority, Transit
                    Facilities Revenue Bonds, Series O,
                    8.000%, 7/01/07                                          Aaa     No Opt. Call       6,016,795
       5,000,000   Metropolitan Transportation Authority, Transit
                    Facilities Revenue Bonds, Series K, 6.300%, 7/01/06      Aaa     No Opt. Call       5,406,100
       4,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series E, 8.000%, 8/01/05                    Aaa     No Opt. Call       4,747,760
       2,500,000   The City of New York General Obligation Bonds,
                    Fiscal 1993 Series A, 5.750%, 8/01/10                    Aaa  8/02 at 101 1/2       2,523,325
       5,000,000   The City of New York General Obligation Bonds,
                    Fiscal 1997 Series E, 6.000%, 8/01/08                    Aaa  8/06 at 101 1/2       5,284,650
       1,070,000   City of Niagara Falls, Niagara County, New York,
                    Public Improvement (Serial), Bonds, 1994,
                    7.500%, 3/01/09                                          Aaa     No Opt. Call       1,268,667
       2,825,000   The Port Authority of New York and New Jersey
                    Consolidated Bonds, 105th Series, 5.750%, 3/01/16
                    (Alternative Minimum Tax)                                Aaa      3/06 at 101       2,807,090
-----------------------------------------------------------------------------------------------------------------
                   OHIO - 3.0%
       5,500,000   Ohio Air Quality Development Authority, State of
                    Ohio, Collateralized Pollution Control Revenue
                    Refunding Bonds, Series 1992 (The Cleveland
                    Electric Illuminating Company Project),
                    8.000%, 12/01/13                                         Aaa      6/02 at 103       6,260,650
       6,595,000   Ohio Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 1989 Series A,
                    7.650%, 3/01/29 (Alternative Minimum Tax)                AAA      9/99 at 102       6,936,093
       2,000,000   City of Cleveland, Ohio, Waterworks Improvements
                    First Mortgage Revenue Bonds, Series F, 1992,
                    6.250%, 1/01/15                                          Aaa      1/02 at 102       2,082,060
       5,000,000   Fairfield City School District, County of Butler,
                    Ohio, School Improvement Bonds, Series 1995,
                    6.000%, 12/01/20                                         Aaa     12/05 at 100       5,095,350
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   OHIO (CONTINUED)
     $ 2,250,000   Hamilton County, Ohio, Sewer System
                    Improvement and Refunding Revenue Bonds,
                    1993 Series A (The Metropolitan Sewer District of
                    Greater Cincinnati), 5.450%, 12/01/09                    Aaa     No Opt. Call     $ 2,294,078
-----------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 2.1%
       8,425,000   McGee Creek Authority Water Revenue Bonds,
                    Series 1992 (Oklahoma), 6.000%, 1/01/23                  Aaa     No Opt. Call       8,838,836
       6,000,000   Norman Regional Hospital Authority (Norman,
                    Oklahoma), Hospital Revenue Bonds, Series 1991,
                    6.900%, 9/01/21 (Pre-refunded to 9/01/01)                Aaa      9/01 at 102       6,591,360
-----------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 5.2%
       4,000,000   Allegheny County Residential Finance Authority,
                    Single Family Mortgage Revenue Bonds, 1996
                    Series AA, 6.450%, 5/01/28 (Alternative
                    Minimum Tax)                                             Aaa     11/06 at 102       4,087,960
       6,000,000   Cambria County Industrial Development Authority
                    (Pennsylvania), Pollution Control Revenue
                    Refunding Bonds, 1995 Series A (Pennsylvania
                    Electric Company Project), 5.800%, 11/01/20              Aaa     11/05 at 102       5,988,540
       1,000,000   Luzerne County Industrial Development Authority,
                    Exempt Facilities Revenue Refunding Bonds,
                    1994 Series A (Pennsylvania Gas and Water
                    Company Project), 7.000%, 12/01/17 (Alternative
                    Minimum Tax)                                             Aaa     12/04 at 102       1,100,940
       2,680,000   The School District of Philadelphia, Pennsylvania,
                    General Obligation Refunding Bonds, Series A of
                    1995, 6.250%, 9/01/08                                    Aaa     No Opt. Call       2,910,132
       8,400,000   City of Philadelphia, Pennsylvania, Water and
                    Wastewater Revenue Bonds, Series 1993,
                    5.750%, 6/15/13                                          Aaa      6/03 at 102       8,423,688
                   City of Philadelphia, Pennsylvania, Water and
                    Wastewater Revenue Bonds, Series 1993:
       3,700,000    5.500%, 6/15/14                                          Aaa      6/03 at 102       3,613,568
      10,000,000    5.000%, 6/15/16                                          Aaa      6/03 at 100       9,066,100
       4,000,000   University of Pittsburgh-Of the Commonwealth
                    System of Higher Education, University Capital
                    Project Bonds (Pennsylvania), 1992 Series A,
                    6.125%, 6/01/21                                          Aaa      6/02 at 102       4,070,920
-----------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 0.9%
       6,500,000   Piedmont Municipal Power Agency (South Carolina),
                    Electric Revenue Bonds, 1992 Refunding Series,
                    6.300%, 1/01/22                                          Aaa      1/03 at 102       6,749,145
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TENNESSEE - 0.3%
     $ 2,000,000   Knoxville's Community Development Corporation
                    Multifamily Mortgage Revenue Bonds
                    (GNMAMortgage-Backed Security Program-
                    Morningside Gardens Project), Series 1993,
                    6.200%, 7/20/28                                          AAA      7/03 at 101     $ 2,017,700
-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 1.4%
                   State of Texas, Veterans' Housing Assistance Bonds,
                    Series 1993, General Obligation Bonds:
       8,650,000    6.800%, 12/01/23 (Alternative Minimum Tax)               Aaa     12/03 at 102       9,025,929
       1,730,000    6.800%, 12/01/23 (Alternative Minimum Tax)                Aa     12/03 at 102       1,798,179
-----------------------------------------------------------------------------------------------------------------
                   UTAH - 0.5%
       3,600,000   State Board of Regents of the State of Utah Student
                    Loan Revenue Bonds, Series 1993B,
                    5.900%, 11/01/13 (Alternative Minimum Tax)               Aaa     11/03 at 102       3,579,731
-----------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 0.4%
       3,250,000   Virginia Housing Development Authority,
                    Multifamily Housing Revenue Bonds, Series B,
                    6.050%, 5/01/17 (Alternative Minimum Tax) (WI)           Aaa      5/08 at 102       3,252,534
-----------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 9.3%
       6,130,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1992 (Swedish Hospital
                    Medical Center, Seattle), 6.300%, 11/15/22               Aaa     11/02 at 102       6,294,222
       8,100,000   Washington Health Care Facilities Authority Revenue
                    Bonds, Series 1992 (Virginia Mason Obligated
                    Group, Seattle), 6.300%, 2/15/17                         Aaa      2/03 at 102       8,352,720
      20,100,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1993A, 5.700%, 7/01/17                                   Aaa      7/03 at 102      19,615,991
       3,750,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1993B, 5.600%, 7/01/15                                   Aaa      7/03 at 102       3,651,337
      10,500,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1996-A (Bonneville Power Administration),
                    5.750%, 7/01/11                                          Aaa      7/06 at 102      10,533,390
       5,535,000   Washington Public Power Supply System, Nuclear
                    Project No. 3, Refunding Revenue Bonds, Series
                    1989A, 6.000%, 7/01/18                                   Aaa      7/99 at 100       5,545,017
       6,295,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds, Series
                    1993B, 5.600%, 7/01/17                                   Aaa      7/03 at 102       6,048,298
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   WASHINGTON (CONTINUED)
     $ 4,340,000   City of Tacoma, Washington, Sewer Revenue
                    Refunding Bonds, 1994 Series B, 8.000%, 12/01/07         Aaa     No Opt. Call     $ 5,281,780
       2,500,000   City of Tacoma, Washington, Sewer Revenue Bonds,
                    1995 Series B, 6.375%, 12/01/15                          Aaa     12/05 at 100       2,622,674
       1,465,000   Yakima School District No. 7, Yakima County,
                    Washington, Unlimited Tax General Obligation
                    Bonds, 1995, 6.250%, 12/01/07                            Aaa     No Opt. Call       1,571,930
-----------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 2.8%
      20,000,000   The County Commission of Pleasants County, West
                    Virginia, Pollution Control Revenue Bonds
                    (Monongahela Power Company Pleasants Station
                    Project), 1995 Series C, 6.150%, 5/01/15                 Aaa      5/05 at 102      20,717,600
-----------------------------------------------------------------------------------------------------------------
                   WISCONSIN - 2.6%
       2,000,000   Wisconsin Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1992 (Children's
                    Hospital of Wisconsin, Inc. Project), 6.500%, 8/15/10    Aaa      8/02 at 102       2,134,360
       1,750,000   Wisconsin Health and Educational Facilities
                    Authority (Sisters of the Sorrowful Mother
                    Ministry), 5.400%, 8/15/13                               Aaa      8/03 at 102       1,688,837
       5,000,000   Wisconsin Health and Educational Facilities
                    Authority Revenue Bonds, Series 1995 (Mercy
                    Health System Corporation), 6.125%, 8/15/23              Aaa      8/05 at 102       5,175,050
       3,375,000   Village of Menamee Falls, Waukesha County, Water
                    System Mortgage Revenue Bonds, 5.875%, 12/01/16          AAA     12/06 at 102       3,399,368
       6,000,000   City of Superior, Wisconsin, Limited Obligation
                    Refunding Revenue Bonds (Midwest Energy
                    Resources Company Project), Series E-1991
                    (Collateralized), 6.900%, 8/01/21                        Aaa     No Opt. Call       6,943,560
-----------------------------------------------------------------------------------------------------------------
                   PUERTO RICO - 0.5%
       3,270,000   Puerto Rico Public Buildings Authority Government
                    Facilities Revenue Bonds, Series A, Guaranteed by
                    the Commonwealth of Puerto Rico, 6.250%, 7/01/12         Aaa     No Opt. Call       3,563,940
    $726,300,000   Total Investments - (cost $739,506,189) - 100.6%                                   753,623,908
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.1%
     $ 1,000,000   The Port Authority of New York and New Jersey,
================
                    Versatile Structure Obligations, Series 5, Variable
                    Rate Demand Bonds, 3.950%, 8/01/24+                   VMIG-1                        1,000,000
                   Other Assets Less Liabilities - (0.7)%                                              (5,416,942)
                   Net Assets - 100%                                                                 $749,206,966
                                                                                                     ============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa              147     $739,090,617             98%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                2        3,807,359              1
  PORTFOLIO OF                        A+                     A1                2       10,725,932              1
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                      151     $753,623,908            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                 NQI             NIO               NIF              NPX
 ASSETS
 Investments in municipal securities, at market
    value (note 1)                                        $  812,889,548   $1,776,539,349   $  425,206,175   $  753,623,908
 Temporary investments in short-term municipal
    securities, at amortized cost (note 1)                     1,300,000       10,600,000          900,000        1,000,000
 Cash                                                               --             32,248          133,282        2,629,722
 Receivables:
    Interest                                                  16,069,559       36,293,488        8,150,695       13,516,345
    Investments sold                                             373,793       12,747,058           15,000        3,431,689
 Other assets                                                    165,233          107,663           21,583           35,219
                                                          --------------   --------------   --------------   --------------
      Total assets                                           830,798,133    1,836,319,806      434,426,735      774,236,883
                                                          --------------   --------------   --------------   --------------

 LIABILITIES
 Cash overdraft                                                   12,346             --               --               --
 Payable for investments purchased                                  --         12,798,958             --         22,077,733
 Accrued expenses:
    Management fees (note 6)                                     423,119          910,741          225,270          383,927
    Other                                                        349,362          589,404          119,030          195,855
 Preferred share dividends payable                               337,161          279,587           78,816          119,440
 Common share dividends payable                                3,066,091        6,537,410        1,491,631        2,252,962
                                                          --------------   --------------   --------------   --------------
      Total liabilities                                        4,175,733       21,116,100        1,914,747       25,029,917
                                                          --------------   --------------   --------------   --------------
 Net assets (note 7)                                      $  826,610,054   $1,815,203,706   $  432,511,988   $  749,206,966
                                                          ==============   ==============   ==============   ==============

 Preferred shares, at liquidation value                   $  260,000,000   $  600,000,000   $  140,000,000   $  268,900,000
                                                          ==============   ==============   ==============   ==============

 Preferred shares outstanding                                     10,400           24,000            5,600           10,756
                                                          ==============   ==============   ==============   ==============

 Common shares outstanding                                    37,391,355       79,724,513       19,123,476       37,239,037
                                                          ==============   ==============   ==============   ==============

 Net asset value per Common share outstanding
    (net assets less Preferred
    shares at liquidation value,
    divided by Common shares outstanding)                 $        15.15   $        15.24   $        15.30   $        12.90
                                                          ==============   ==============   ==============   ==============


See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended April 30, 1997
(Unaudited)
                                                                NQI               NIO             NIF             NPX
   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                     $ 26,183,323    $ 56,283,941    $ 13,116,826    $ 21,485,252
                                                           ------------    ------------    ------------    ------------
   Expenses:
      Management fees (note 6)                                2,590,652       5,567,046       1,374,335       2,347,195
      Preferred shares--auction fees                            308,749         750,001         175,000         336,124
      Preferred shares--dividend disbursing agent fees           24,276          37,805          14,815          33,380
      Shareholders' servicing agent fees and expenses            60,279          97,519          23,683          33,128
      Custodian's fees and expenses                              56,313         106,472          34,996          57,382
      Directors'/Trustees' fees and expenses (note 6)             3,319           7,188           1,796           2,972
      Professional fees                                          14,254          17,115          11,360          15,443
      Shareholders' reports--printing and mailing expenses       96,146         180,330          44,915          85,729
      Stock exchange listing fees                                17,702          35,348          12,129          29,818
      Portfolio insurance expense                                67,774         131,864            --            17,812
      Investor relations expense                                 33,854          68,949          16,508          28,242
      Other expenses                                             19,226          41,206          10,694          13,826
                                                           ------------    ------------    ------------    ------------
        Total expenses                                        3,292,544       7,040,843       1,720,231       3,001,051
                                                           ------------    ------------    ------------    ------------
          Net investment income                              22,890,779      49,243,098      11,396,595      18,484,201
                                                           ------------    ------------    ------------    ------------

   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investment transactions
      (notes 1 and 3)                                           562,098        (486,511)          5,112       2,043,173
   Net change in unrealized appreciation or depreciation
      of investments                                        (10,393,474)    (20,812,226)     (3,693,587)     (7,560,828)
                                                           ------------    ------------    ------------    ------------
          Net gain (loss) from investments                   (9,831,376)    (21,298,737)     (3,688,475)     (5,517,655)
                                                           ------------    ------------    ------------    ------------
   Net increase in net assets from operations              $ 13,059,403    $ 27,944,361    $  7,708,120    $ 12,966,546
                                                           ============    ============    ============    ============

See accompanying notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS
(Unaudited)
                                                                  NQI                                     NIO
                                                  Six months ended      Year ended       Six months ended      Year ended
                                                         4/30/97          10/31/96            4/30/97           10/31/96
 OPERATIONS
 Net investment income                             $    22,890,779    $    46,193,418    $    49,243,098    $    98,572,854
 Net realized gain (loss) from
     investment transactions (notes 1 and 3)               562,098          3,254,303           (486,511)         2,396,716
 Net change in unrealized appreciation
    or depreciation of investments                     (10,393,474)        (7,254,617)       (20,812,226)        (1,434,975)
                                                   ---------------    ---------------    ---------------    ---------------
      Net increase in net assets
        from operations                                 13,059,403         42,193,104         27,944,361         99,534,595
                                                   ---------------    ---------------    ---------------    ---------------

 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
      Common shareholders                              (18,451,585)       (36,746,426)       (39,205,209)       (78,335,840)
      Preferred shareholders                            (4,435,400)        (9,268,262)        (9,904,224)       (20,306,685)
 From accumulated net realized gains from
   investment transactions:
      Common shareholders                               (2,596,924)        (5,309,685)        (1,903,809)        (4,544,352)
      Preferred shareholders                              (659,152)        (1,554,540)          (488,200)        (1,470,440)
                                                   ---------------    ---------------    ---------------    ---------------
    Decrease in net assets from distributions
      to shareholders                                  (26,143,061)       (52,878,913)       (51,501,442)      (104,657,317)
                                                   ---------------    ---------------    ---------------    ---------------

 CAPITAL SHARE TRANSACTIONS (note 2)
 Net proceeds from shares issued in
    acquisition of  NPE (note 1)                              --                 --                 --                 --
 Net proceeds from Common shares issued
    to shareholders due to reinvestment
    of distributions                                       389,714            406,797          1,029,492          1,074,209
                                                   ---------------    ---------------    ---------------    ---------------
 Net increase in net assets from capital
    share transactions                                     389,714            406,797          1,029,492          1,074,209
                                                   ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in net assets            (12,693,944)       (10,279,012)       (22,527,589)        (4,048,513)
 Net assets at beginning of period                     839,303,998        849,583,010      1,837,731,295      1,841,779,808
                                                   ---------------    ---------------    ---------------    ---------------
 Net assets at end of period                       $   826,610,054    $   839,303,998    $ 1,815,203,706    $ 1,837,731,295
                                                   ===============    ===============    ===============    ===============

 Balance of undistributed net investment
    income at end of period                        $     1,320,472    $     1,316,678    $     3,269,366    $     3,135,701
                                                   ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                  NIF                             NPX
                                                   Six months ended    Year ended    Six months ended    Year ended
                                                        4/30/97         10/31/96          4/30/97         10/31/96
   OPERATIONS
   Net investment income                            $  11,396,595    $  22,777,733    $  18,484,201    $  22,602,555
   Net realized gain (loss) from
      investment transactions (notes 1 and 3)               5,112          604,377        2,043,173       (2,149,308)
   Net change in unrealized appreciation
      or depreciation of investments                   (3,693,587)      (1,219,225)      (7,560,828)       8,437,858
                                                    -------------    -------------    -------------    -------------
        Net increase in net assets
          from operations                               7,708,120       22,162,885       12,966,546       28,891,105
                                                    -------------    -------------    -------------    -------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                            (8,949,784)     (17,899,574)     (13,517,669)     (16,064,541)
        Preferred shareholders                         (2,380,792)      (5,048,652)      (4,571,192)      (6,160,046)
   From accumulated net realized gains
      from investment transactions:
        Common shareholders                                  --               --               --               --
        Preferred shareholders                               --               --               --               --
                                                    -------------    -------------    -------------    -------------
      Decrease in net assets from distributions
        to shareholders                               (11,330,576)     (22,948,226)     (18,088,861)     (22,224,587)
                                                    -------------    -------------    -------------    -------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from shares issued in
      acquisition of  NPE (note 1)                           --               --               --        319,754,404
   Net proceeds from Common shares issued
      to shareholders due to reinvestment
      of distributions                                       --               --               --               --
                                                    -------------    -------------    -------------    -------------
   Net increase in net assets from capital
      share transactions                                     --               --               --        319,754,404
                                                    -------------    -------------    -------------    -------------
        Net increase (decrease) in net assets          (3,622,457)        (785,341)      (5,122,315)     326,420,922
   Net assets at beginning of period                  436,134,445      436,919,786      754,329,281      427,908,359
                                                    -------------    -------------    -------------    -------------
   Net assets at end of period                      $ 432,511,988    $ 436,134,445    $ 749,206,966    $ 754,329,281
                                                    =============    =============    =============    =============

   Balance of undistributed net investment
      income at end of period                       $     679,513    $     613,495    $   1,403,668    $   1,008,328
                                                    =============    =============    =============    =============

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
                          1. GENERAL INFORMATION AND SIGNIFICANT
                          ACCOUNTING POLICIES
                          At April 30, 1997, the National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Insured Quality Municipal Fund, Inc. (NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) and Nuveen Insured Premium Income Municipal Fund 2 (NPX).

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          On September 9, 1996, NPX acquired all of the net assets of Nuveen Insured Premium Income Municipal Fund, Inc. (NPE) pursuant to a plan of reorganization approved by the shareholders of both Funds on July 25, 1996. The acquisition was accomplished by a tax-free exchange of 16,596,974 shares of NPX for the 14,712,490 shares of NPE outstanding on September 9, 1996. NPE's net assets at that date of $319,754,404 included $8,606,160 of net unrealized appreciation and $110,000,000 of preferred shares at liquidation value which were combined with that of NPX. The combined net assets of NPX immediately after the acquisition were $739,531,152.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      The prices of municipal bonds in each Fund's
                          investment portfolio are provided by a pricing service approved and supervised by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.
                          Temporary investments in securities that have variable rate demand features qualifying them as short-term securities traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a
                          trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At April
                          30, 1997, NPX had purchase commitments of $22,077,733.
                          There were no such purchase commitments in any of the other funds.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes      Each Fund is a separate taxpayer for federal income
                          tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares          The Funds have issued and outstanding $25,000
                          stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the Auction Agent, except for NQI
                          Series F which has lengthened its current dividend period from seven days to five years. The number of Preferred shares outstanding, by Series and in total, is as follows:

                                                          NQI             NIO             NIF             NPX
   Number of shares:
      Series M                                           2,600           4,000            --             2,080
      Series T                                           2,600           4,000            --             2,200
      Series W                                           2,600           4,000            --             2,080
      Series Th                                           --             4,000           2,800           2,200
      Series Th2                                          --             4,000            --              --
      Series F                                           2,600           4,000           2,800           2,196
                                                        ------          ------           -----          ------
   Total                                                10,400          24,000           5,600          10,756
                                                        ======          ======           =====          ======

Insurance                 The Funds invest in municipal securities which are
                          either covered by insurance or are backed by an escrow or trust account containing sufficient U.S.
                          Government or U.S Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market
                          Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares.
                          Original Issue Insurance and Secondary Market
                          Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue
                          Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio
                          Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance.
                          Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial      The Funds may invest in certain derivative financial
Instruments               instruments including futures, forward, swap, and
                          option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended
                          April 30, 1997.

Use of Estimates          The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          Transactions in Common and Preferred shares were as follows:

                                                    NQI                 NIO
                                               Six                Six
                                              months   Year      months    Year
                                              ended    ended      ended    ended
                                              4/30/97 10/31/96   4/30/97  10/31/96
   Common shares:
   Shares issued in acquisition of NPE, as
      applicable (note 1)                        --       --       --       --
   Shares issued to shareholders due to
      reinvestment of distributions            25,555   26,245   67,331   71,736
                                               ------   ------   ------   ------
   Net increase                                25,555   26,245   67,331   71,736
                                               ======   ======   ======   ======
   Preferred shares acquired in acquisitions
      of NPE, as applicable (note 1)             --       --       --       --
                                               ======   ======   ======   ======
                                                    NIF                  NPX
                                               Six                Six
                                              months   Year      months      Year
                                              ended    ended      ended      ended
                                              4/30/97  10/31/96  4/30/97     10/31/96
Common shares:
Shares issued in acquisition of NPE, as
   applicable (note 1)                           --      --        --      16,596,974
Shares issued to shareholders due to
   reinvestment of distributions                 --      --        --         --
                                                 --      --        --      ----------
Net increase                                     --      --        --      16,596,974
                                                ====    ====      ====     ==========
Preferred shares acquired in acquisitions
   of NPE, as applicable (note 1)                --      --        --           4,400
                                                ====    ====      ====     ==========

                          3. SECURITIES TRANSACTIONS
                          Purchase and sales (including maturities) of
                          investments in municipal securities and temporary
                          municipal investments during the six months ended
                          April 30, 1997, were as follows:
                                                          NQI             NIO             NIF             NPX
   PURCHASES
   Investments in municipal securities                $32,447,563     $76,891,935     $ 2,629,215    $189,427,829
   Temporary municipal investments                     54,310,000      40,800,000      10,675,000     101,155,000
   SALES AND MATURITIES
   Investments in municipal securities                 32,795,748      90,928,665       1,967,680     159,878,750
   Temporary municipal investments                     57,610,000      44,100,000      10,775,000     112,255,000
                                                      ===========     ===========     ===========    ============

                          At April 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At October 31, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                                          NIF            NPX*
   Expiration year:
      2001                                             $  --          $   957,231
      2002                                              137,945        12,354,503
      2003                                                --           12,029,555
      2004                                                --            2,080,786
                                                       --------      ------------

   Total                                               $137,945       $27,422,075
                                                       ========      ============

* Due to the acquisition of NPE by NPX (note 1), NPE had net realized losses from investment transactions of $2,901,998 which were carried forward by NPX, as permitted under applicable tax regulations.

                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On May 1, 1997, the Funds declared Common share
                          dividend distributions from their tax-exempt net
                          investment income which were paid June 2, 1997, to
                          shareholders of record on May 15, 1997, as follows:
                                                          NQI             NIO             NIF             NPX
   Dividend per share                                   $.0820          $.0820          $.0780          $.0605
                                                        ======          ======          ======          ======

                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized
                          depreciation of investments at April 30, 1997, were as
                          follows:
                                                          NQI             NIO              NIF              NPX
   Gross unrealized:
      appreciation                                  $  43,875,870    $ 106,194,777    $  26,813,184    $  16,087,063
      depreciation                                       (329,632)      (1,563,118)         (52,792)      (1,969,344)
                                                    -------------    -------------    -------------    -------------
   Net unrealized appreciation                      $  43,546,238    $ 104,631,659    $  26,760,392    $  14,117,719
                                                    =============    =============    =============    =============

                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements with
                          Nuveen Advisory Corp. (the "Adviser"), a wholly owned
                          subsidiary of The John Nuveen Company, each Fund pays
                          to the Adviser an annual management fee, payable
                          monthly, at the rates set forth below, which are based
                          upon the average daily net asset value of each Fund:
   Average daily net asset value                            Management fee
   For the first $125 million                               .6500 of 1%
   For the next $125 million                                .6375 of 1
   For the next $250 million                                .6250 of 1
   For the next $500 million                                .6125 of 1
   For the next $1 billion                                  .6000 of 1
   For net assets over $2 billion                           .5875 of 1

                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS At April 30, 1997, net
                          assets consisted of:
                                                    NQI               NIO                NIF                NPX
Preferred shares, $25,000 stated value
   per share, at liquidation value           $   260,000,000   $   600,000,000    $   140,000,000    $   268,900,000
Common shares, $.01 par value per share              373,914           797,245            191,235            372,390
Paid-in surplus                                  520,809,885     1,106,995,432        265,012,900        489,883,197
Balance of undistributed net
   investment income                               1,320,472         3,269,366            679,513          1,403,668
Accumulated net realized gain (loss)
   from investment transactions                      559,545          (489,996)          (132,052)       (25,470,008)
Net unrealized appreciation of investments        43,546,238       104,631,659         26,760,392         14,117,719
                                             ---------------   ---------------    ---------------    ---------------
   Net assets                                $   826,610,054   $ 1,815,203,706    $   432,511,988    $   749,206,966
                                             ===============   ===============    ===============    ===============

Authorized shares:
   Common                                        200,000,000       200,000,000        200,000,000          Unlimited
   Preferred                                       1,000,000         1,000,000          1,000,000          Unlimited
                                             ===============   ===============    ===============    ===============

                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which
                          include general obligation, escrowed and revenue
                          bonds. At April 30, 1997, the revenue sources by
                          municipal purpose for these investments, expressed as
                          a percent of total investments, were as follows:
                                                          NQI             NIO             NIF             NPX
   Revenue Bonds:
      Housing Facilities                                  24%            19%             10%             19%
      Pollution Control Facilities                        13              13             17              11
      Health Care Facilities                              12              17             15               5
      Transportation                                       4               4              6              12
      Electric Utilities                                   2               3              3               8
      Water / Sewer Facilities                             4               4              1               8
      Lease Rental Facilities                              4               4              3               3
      Educational Facilities                               3               2              1               4
      Other                                                5               2              4               2
   General Obligation Bonds                                6               4              5              25
   Escrowed Bonds                                         23              28             35               3
                                                         ----           -----          -----           -----
                                                         100%            100%           100%            100%
                                                         ====           =====          =====           =====

                          All of the long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD
IS AS FOLLOWS:
                                                                             Dividends from tax-exempt
                                            Operating performance            net investment income
                                                             Net
                                                             realized &
                            Net asset       Net              unrealized
                            value           invest-          gain (loss)     To                To
                            beginning       ment             from invest-    Common            Preferred
                            of period       income           ments           shareholders      shareholders+
NQI
Six months ended
              4/30/97       $15.500         $ .611           $ (.261)        $ (.492)          $(.119)
Year ended 10/31:
              1996           15.790          1.237             (.111)          (.984)           (.248)
              1995           14.500          1.269             1.329          (1.014)           (.294)
              1994           16.580          1.269            (2.038)         (1.038)           (.257)
              1993           15.110          1.320             1.574          (1.194)           (.212)
              1992           14.850          1.347              .244          (1.067)           (.229)
12/19/90 to
              10/31/91       14.050          1.004              .849           (.684)           (.190)
NIO
Six months ended
              4/30/97        15.540           .618             (.272)          (.492)           (.124)
Year ended 10/31:
              1996           15.600          1.238              .016           (.984)           (.255)
              1995           14.040          1.252             1.598           (.984)           (.306)
              1994           16.240          1.238            (2.175)         (1.001)           (.249)
              1993           14.400          1.238             1.897          (1.039)           (.232)
              1992           14.130          1.128              .346           (.874)           (.183)
9/19/91 to
              10/31/91       14.050           .052              .045           --                --
                             Distributions from capital gains
                                                                                                   Per
                                                               Organization                        Common
                                                               and offering                        share
                                                               costs and                           market
                             To              To                Preferred share    Net asset        value
                             Common          Preferred         underwriting       value end        end of
                             shareholders    shareholders+     discounts          of period        period
NQI
Six months ended
              4/30/97        $(.071)         $(.018)           $ --              $15.150          $15.000
Year ended 10/31:
              1996           (.142)          (.042)              --               15.500           15.125
              1995             --              --                --               15.790           15.000
              1994           (.014)          (.002)              --               14.500           13.125
              1993           (.015)          (.003)              --               16.580           17.375
              1992           (.027)          (.008)              --               15.110           15.250
12/19/90 to
              10/31/91         --              --              (.179)             14.850           15.500
NIO
Six months ended
              4/30/97        (.024)          (.006)              --               15.240           15.250
Year ended 10/31:
              1996           (.057)          (.018)              --               15.540           15.250
              1995             --               --               --               15.600           14.875
              1994           (.011)          (.002)              --               14.040           13.000
              1993           (.019)          (.005)              --               16.240           16.125
              1992             --              --              (.147)             14.400           14.000
9/19/91 to
              10/31/91         --              --              (.017)             14.130           14.875

                                                                             Ratios/Supplemental data
                            Total
                            invest-                                                            Ratio of
                            ment                                                               net
                            return        Total              Net assets      Ratio of          investment
                            on            return on          end of          expenses          income              Portfolio
                            market        net asset          period (in      to average        to average          turnover
                            value**       value**            thousands)      net assets++      net assets++        rate
NQI
Six months ended
              4/30/97        2.90%         1.37%              $826,610        .80%*             5.53%*               4%
Year ended 10/31:
              1996           8.54          5.49                839,304        .80               5.50                33
              1995          22.62         16.43                849,583        .81               5.73                30
              1994         (19.13)        (6.43)               801,482        .82               5.64                22
              1993          22.55         18.34                876,821        .80               5.76                 7
              1992           5.32          9.36                815,993        .78               6.06                 5
12/19/90 to
              10/31/91       8.04         10.83                801,050        .77*              6.14*               33
NIO
Six months ended
              4/30/97        3.41          1.39              1,815,204       .78*              5.42*                4
Year ended 10/31:
              1996           9.77          6.50              1,837,731       .78               5.38                18
              1995          22.78         18.74              1,841,780       .79               5.59                16
              1994         (13.60)        (7.59)             1,717,023       .79               5.44                20
              1993          23.41         20.75              1,892,814       .81               5.36                 5
              1992           (.14)         8.21              1,745,207       .79               5.55                13
9/19/91 to
              10/31/91       (.83)          .57              1,116,736       .77*              4.00*               --


See notes on page 78.

FINANCIAL HIGHLIGHTS
(Unaudited)
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD
IS AS FOLLOWS:

                                                                                      Dividends from tax-exempt
                                               Operating performance                    net investment income
                                                                  Net
                                                                  realized &
                               Net asset       Net                unrealized
                               value           invest-            gain (loss)         To                  To
                               beginning       ment               from invest-        Common              Preferred
                               of period       income             ments               shareholders        shareholders+
NIF
Six months ended
              4/30/97          $15.490         $ .595             $ (.193)            $(.468)             $(.124)
Year ended 10/31:
              1996              15.530          1.191               (.031)              (.936)              (.264)
              1995              14.050          1.197               1.508               (.936)              (.289)
              1994              16.280          1.192              (2.214)              (.960)              (.248)
              1993              14.030          1.204               2.233               (.975)              (.212)
12/19/91 to
              10/31/92          14.050           .760               .100                (.600)              (.093)
NPX
Six months ended
              4/30/97           13.040          .497               (.151)              (.363)              (.123)
Year ended 10/31:
              1996              13.030          .988                .002               (.714)              (.266)
              1995              10.990         1.001               2.079               (.747)              (.293)
              1994              14.290          .978              (3.170)              (.775)              (.196)
7/22/93 to
              10/31/93          14.050          .114                .228               (.064)                --

                               Distributions from capital gains
                                                                                                          Per
                                                                  Organization                            Common
                                                                  and offering                            share
                                                                  costs and                               market
                               To              To                 Preferred share     Net asset           value
                               Common          Preferred          underwriting        value end           end of
                               shareholders    shareholders+      discounts           of period           period
NIF
Six months ended
              4/30/97          $ --            $ --               $ --                $15.300             $14.875
Year ended 10/31:
              1996               --             --                  --                 15.490              14.875
              1995               --             --                  --                 15.530              14.500
              1994               --             --                  --                 14.050              12.500
              1993               --             --                  --                 16.280              15.625
12/19/91 to
              10/31/92           --             --                (.187)               14.030              14.000
NPX
Six months ended
              4/30/97            --             --                  --                 12.900              11.625
Year ended 10/31:
              1996               --             --                  --                 13.040              11.438
              1995               --             --                  --                 13.030              11.375
              1994               --             --                (.137)               10.990               9.875
7/22/93 to
              10/31/93           --             --                (.038)               14.290              13.875
                                                                                      Ratios/Supplemental data
                               Total
                               invest-                                                                  Ratio of
                               ment                                                                     net
                               return          Total              Net assets          Ratio of          investment
                               on              return on          end of              expenses          income          Portfolio
                               market          net asset          period (in          to average        to average      turnover
                               value**         value**            thousands)          net assets++      net assets++    rate
NIF
Six months ended
              4/30/97           3.16%           1.80%              $432,512            .80%*             5.27%*         --%
Year ended 10/31:
              1996              9.23            5.93                436,134            .80               5.22            3
              1995             24.14           17.73                436,920            .81               5.40            5
              1994            (14.53)          (8.06)               408,690            .81               5.30            4
              1993             19.03           23.67                451,289            .81               5.31            9
12/19/91 to
              10/31/92         (2.77)           4.13                407,907            .81*              5.00*           3
NPX
Six months ended
              4/30/97           4.81            1.71               749,207             .80*              4.94*          21
Year ended 10/31:
              1996              6.95            5.70               754,329             .86               4.78           32
              1995             23.46           26.20               427,908             .83               5.07           30
              1994            (23.99)         (18.24)              385,692             .83               4.83           25
7/22/93 to
              10/31/93         (7.08)           2.16               295,074             .86*              3.16*          --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
+ The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

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